UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

March 31, 2014

1.799884.110

VIPBAL-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 68.2%
	Shares	Value
CONSUMER DISCRETIONARY - 8.2%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	228,057	$ 6,885,041
Hotels, Restaurants & Leisure - 2.2%
Extended Stay America, Inc. unit	343,404	7,819,309
Marriott International, Inc. Class A	32,700	1,831,854
McDonald's Corp.	170,930	16,756,268
Panera Bread Co. Class A (a)	24,100	4,252,927
Wynn Resorts Ltd.	37,911	8,421,929
Yum! Brands, Inc.	194,326	14,650,237
		53,732,524
Internet & Catalog Retail - 0.4%
Groupon, Inc. Class A (a)	100	784
Liberty Interactive Corp. Series A (a)	382,348	11,038,387
		11,039,171
Media - 3.5%
Comcast Corp. Class A	60,610	3,031,712
DIRECTV (a)	165,806	12,670,895
The Madison Square Garden Co. Class A (a)	147,162	8,355,858
The Walt Disney Co.	229,166	18,349,322
Time Warner, Inc.	229,194	14,973,244
Twenty-First Century Fox, Inc. Class A	563,840	18,025,965
Viacom, Inc. Class B (non-vtg.)	141,286	12,007,897
		87,414,893
Multiline Retail - 1.0%
Dollar General Corp. (a)	180,642	10,022,018
Target Corp.	242,429	14,669,379
		24,691,397
Specialty Retail - 0.5%
TJX Companies, Inc.	215,523	13,071,470
Textiles, Apparel & Luxury Goods - 0.3%
Fossil Group, Inc. (a)	41,307	4,816,809
Oxford Industries, Inc.	29,006	2,268,269
		7,085,078
TOTAL CONSUMER DISCRETIONARY		203,919,574
CONSUMER STAPLES - 6.5%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	23,900	2,517,036
Coca-Cola Icecek A/S	29,000	697,995
Diageo PLC sponsored ADR	27,500	3,426,225
Embotelladora Andina SA sponsored ADR	28,700	608,440
Pernod Ricard SA	31,600	3,678,601
Remy Cointreau SA	40,200	3,225,974
The Coca-Cola Co.	574,086	22,194,165
		36,348,436
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	200,776	15,030,091

	Shares	Value
Kroger Co.	251,937	$ 10,997,050
Sysco Corp.	89,319	3,227,095
Wal-Mart Stores, Inc.	93,835	7,171,809
		36,426,045
Food Products - 0.7%
Bunge Ltd.	39,768	3,161,954
ConAgra Foods, Inc.	92,495	2,870,120
Keurig Green Mountain, Inc.	27,668	2,921,464
Mead Johnson Nutrition Co. Class A	78,252	6,505,871
Nestle SA	28,310	2,130,884
		17,590,293
Household Products - 1.3%
Procter & Gamble Co.	393,776	31,738,346
Personal Products - 0.0%
Nu Skin Enterprises, Inc. Class A	10,900	903,065
Tobacco - 1.6%
Altria Group, Inc.	379,700	14,212,171
British American Tobacco PLC sponsored ADR	209,419	23,335,559
Philip Morris International, Inc.	28,531	2,335,833
Souza Cruz SA	90,700	823,455
		40,707,018
TOTAL CONSUMER STAPLES		163,713,203
ENERGY - 7.1%
Energy Equipment & Services - 1.2%
C&J Energy Services, Inc. (a)	86,200	2,513,592
Dresser-Rand Group, Inc. (a)	42,000	2,453,220
Dril-Quip, Inc. (a)	25,600	2,869,760
FMC Technologies, Inc. (a)	87,900	4,596,291
Halliburton Co.	196,600	11,577,774
Ocean Rig UDW, Inc. (United States) (a)	59,800	1,063,842
Oceaneering International, Inc.	45,700	3,284,002
Pacific Drilling SA (a)	48,200	524,416
		28,882,897
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	147,974	12,542,276
BG Group PLC	120,400	2,243,100
Bill Barrett Corp. (a)	48,100	1,231,360
Cabot Oil & Gas Corp.	186,360	6,313,877
Carrizo Oil & Gas, Inc. (a)	47,300	2,528,658
Chevron Corp.	194,200	23,092,322
ConocoPhillips Co.	176,600	12,423,810
Continental Resources, Inc. (a)	31,300	3,889,651
CVR Refining, LP	69,842	1,625,922
Emerald Oil, Inc. warrants 2/4/16 (a)	21,741	0
EOG Resources, Inc.	47,533	9,324,549
Exxon Mobil Corp.	292,000	28,522,560
Kinder Morgan Holding Co. LLC	70,100	2,277,549
Laredo Petroleum Holdings, Inc. (a)	70,500	1,823,130
Marathon Oil Corp.	103,509	3,676,640
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	34,213	$ 2,430,492
ONEOK, Inc.	59,400	3,519,450
Peabody Energy Corp.	155,583	2,542,226
Phillips 66 Co.	151,826	11,699,712
Phillips 66 Partners LP	40,700	1,976,799
Sanchez Energy Corp. (a)	39,600	1,173,348
Spectra Energy Corp.	129,900	4,798,506
Suncor Energy, Inc.	63,680	2,224,048
Valero Energy Partners LP	67,000	2,652,530
Whiting Petroleum Corp. (a)	42,900	2,976,831
		147,509,346
TOTAL ENERGY		176,392,243
FINANCIALS - 11.3%
Banks - 5.0%
Bank of America Corp.	1,768,687	30,421,416
Barclays PLC	513,806	1,999,468
Citigroup, Inc.	189,054	8,998,970
Erste Group Bank AG	35,300	1,206,050
Huntington Bancshares, Inc.	716,330	7,141,810
JPMorgan Chase & Co.	727,700	44,178,667
Mitsubishi UFJ Financial Group, Inc.	147,300	811,149
Societe Generale Series A	47,800	2,943,899
SunTrust Banks, Inc.	110,873	4,411,637
Synovus Financial Corp.	476,300	1,614,657
U.S. Bancorp	512,247	21,954,906
		125,682,629
Capital Markets - 1.4%
Ameriprise Financial, Inc.	58,972	6,491,048
BlackRock, Inc. Class A	20,272	6,375,139
Carlyle Group LP	28,100	987,434
Credit Suisse Group AG	15,427	499,342
E*TRADE Financial Corp. (a)	158,800	3,655,576
Evercore Partners, Inc. Class A	19,400	1,071,850
Invesco Ltd.	137,012	5,069,444
Morgan Stanley	46,995	1,464,834
Northern Trust Corp.	49,900	3,271,444
Oaktree Capital Group LLC Class A	36,760	2,137,962
The Blackstone Group LP	105,750	3,516,188
		34,540,261
Consumer Finance - 1.5%
Capital One Financial Corp.	373,331	28,806,220
Discover Financial Services	74,400	4,329,336
Santander Consumer U.S.A. Holdings, Inc.	35,100	845,208
SLM Corp.	177,752	4,351,369
		38,332,133

	Shares	Value
Diversified Financial Services - 0.9%
Berkshire Hathaway, Inc.:
Class A (a)	13	$ 2,435,551
Class B (a)	35,200	4,398,944
IntercontinentalExchange Group, Inc.	64,900	12,839,167
KBC Ancora (a)	32,400	1,243,555
McGraw Hill Financial, Inc.	6,500	495,950
PICO Holdings, Inc. (a)	48,568	1,262,282
		22,675,449
Insurance - 1.7%
Direct Line Insurance Group PLC	878,613	3,478,852
esure Group PLC	254,300	1,185,806
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,400	1,042,062
Marsh & McLennan Companies, Inc.	192,333	9,482,017
MetLife, Inc.	319,391	16,863,845
The Travelers Companies, Inc.	112,928	9,610,173
		41,662,755
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	49,700	1,568,532
American Tower Corp.	70,198	5,747,110
Boston Properties, Inc.	39,400	4,512,482
Piedmont Office Realty Trust, Inc. Class A	103,285	1,771,338
Senior Housing Properties Trust (SBI)	26,198	588,669
Sun Communities, Inc.	2,500	112,725
		14,300,856
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	202,206	5,546,511
Thrifts & Mortgage Finance - 0.0%
Ocwen Financial Corp. (a)	24,900	975,582
Washington Mutual, Inc. (a)	101,600	1
		975,583
TOTAL FINANCIALS		283,716,177
HEALTH CARE - 9.0%
Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. (a)	59,950	9,120,194
Amgen, Inc.	121,209	14,949,918
Biogen Idec, Inc. (a)	42,591	13,027,309
CSL Ltd. ADR	1,600	51,440
Gilead Sciences, Inc. (a)	224,183	15,885,607
		53,034,468
Health Care Equipment & Supplies - 1.2%
Boston Scientific Corp. (a)	793,680	10,730,554
Covidien PLC	126,468	9,315,633
Edwards Lifesciences Corp. (a)	31,100	2,306,687
Quidel Corp. (a)	62,400	1,703,520
Stryker Corp.	25,289	2,060,295
The Cooper Companies, Inc.	35,914	4,933,147
		31,049,836
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 1.2%
Brookdale Senior Living, Inc. (a)	64,800	$ 2,171,448
Cigna Corp.	114,900	9,620,577
HCA Holdings, Inc. (a)	43,000	2,257,500
Henry Schein, Inc. (a)	44,224	5,279,019
McKesson Corp.	59,928	10,581,487
		29,910,031
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	35,500	1,985,160
Illumina, Inc. (a)	5,465	812,427
Thermo Fisher Scientific, Inc.	93,917	11,292,580
		14,090,167
Pharmaceuticals - 3.9%
AbbVie, Inc.	238,229	12,244,971
Actavis PLC (a)	61,463	12,652,159
Bristol-Myers Squibb Co.	263,660	13,697,137
Horizon Pharma, Inc.:
warrants 2/28/17 (a)	40,137	438,716
warrants 9/25/17 (a)	164,400	1,765,718
Merck & Co., Inc.	155,959	8,853,792
Perrigo Co. PLC	41,410	6,404,471
Pfizer, Inc.	557,910	17,920,069
Roche Holding AG (participation certificate)	17,764	5,342,768
Salix Pharmaceuticals Ltd. (a)	41,300	4,279,093
Shire PLC	94,700	4,688,151
Teva Pharmaceutical Industries Ltd. sponsored ADR	53,700	2,837,508
Valeant Pharmaceuticals International (Canada) (a)	26,700	3,512,662
Zoetis, Inc. Class A	97,300	2,815,862
		97,453,077
TOTAL HEALTH CARE		225,537,579
INDUSTRIALS - 7.0%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	160,512	14,889,093
TransDigm Group, Inc.	51,600	9,556,320
United Technologies Corp.	137,003	16,007,431
		40,452,844
Air Freight & Logistics - 0.4%
FedEx Corp.	72,248	9,577,195
Commercial Services & Supplies - 0.2%
KAR Auction Services, Inc.	140,100	4,252,035
Electrical Equipment - 2.0%
AMETEK, Inc.	249,091	12,825,696
Eaton Corp. PLC	160,094	12,026,261

	Shares	Value
Hubbell, Inc. Class B	89,652	$ 10,746,585
Roper Industries, Inc.	114,481	15,284,358
		50,882,900
Industrial Conglomerates - 0.9%
Danaher Corp.	281,018	21,076,350
Machinery - 0.5%
Cummins, Inc.	72,962	10,870,608
Ingersoll-Rand PLC	28,332	1,621,724
		12,492,332
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	211,086	12,656,717
WageWorks, Inc. (a)	6,600	370,326
		13,027,043
Road & Rail - 0.5%
J.B. Hunt Transport Services, Inc.	186,194	13,391,072
Trading Companies & Distributors - 0.4%
W.W. Grainger, Inc.	41,417	10,464,419
TOTAL INDUSTRIALS		175,616,190
INFORMATION TECHNOLOGY - 12.6%
Communications Equipment - 0.9%
Cisco Systems, Inc.	341,659	7,656,578
Juniper Networks, Inc. (a)	170,128	4,382,497
Polycom, Inc. (a)	73,700	1,011,164
QUALCOMM, Inc.	141,108	11,127,777
		24,178,016
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	131,279	7,904,309
Internet Software & Services - 4.1%
ChannelAdvisor Corp. (a)	38,350	1,447,329
Cvent, Inc.	139,178	5,031,285
Demandware, Inc. (a)	10,071	645,148
eBay, Inc. (a)	225,002	12,429,110
Endurance International Group Holdings, Inc.	124,000	1,613,240
Facebook, Inc. Class A (a)	218,404	13,156,657
Google, Inc. Class A (a)	43,254	48,207,016
Halogen Software, Inc.	42,600	375,712
Millennial Media, Inc. (a)(d)	65,200	451,184
Naver Corp.	4,348	3,160,251
OpenTable, Inc. (a)	12,200	938,546
SciQuest, Inc. (a)	19,600	529,494
SPS Commerce, Inc. (a)	1,988	122,163
Tencent Holdings Ltd.	54,800	3,811,590
Trulia, Inc. (a)	73,588	2,443,122
Velti PLC (i)	284,296	8,725
Wix.com Ltd. (a)(d)	37,784	867,898
Yahoo!, Inc. (a)	197,279	7,082,316
		102,320,786
IT Services - 1.0%
ASAC II LP (i)	444,553	6,196,135
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	93,852	$ 4,749,850
Fidelity National Information Services, Inc.	116,837	6,244,938
Heartland Payment Systems, Inc.	20,400	845,580
Lionbridge Technologies, Inc. (a)	72,056	483,496
Quindell PLC (d)	3,646,481	2,234,117
Visa, Inc. Class A	18,300	3,950,238
		24,704,354
Semiconductors & Semiconductor Equipment - 0.7%
NXP Semiconductors NV (a)	303,909	17,872,888
Software - 3.4%
Adobe Systems, Inc. (a)	148,331	9,751,280
Aspen Technology, Inc. (a)	15,100	639,636
Autodesk, Inc. (a)	93,400	4,593,412
CommVault Systems, Inc. (a)	28,202	1,831,720
Concur Technologies, Inc. (a)	5,400	534,978
Covisint Corp.	35,200	258,016
Electronic Arts, Inc. (a)	168,466	4,887,199
Fleetmatics Group PLC (a)	24,416	816,715
Guidewire Software, Inc. (a)	63,100	3,095,055
Imperva, Inc. (a)	43,379	2,416,210
Microsoft Corp.	789,929	32,379,190
Oracle Corp.	288,579	11,805,767
Qlik Technologies, Inc. (a)	28,550	759,145
RealPage, Inc. (a)(d)	60,900	1,105,944
salesforce.com, Inc. (a)	178,000	10,162,020
		85,036,287
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	92,673	49,741,303
Electronics for Imaging, Inc. (a)	22,444	972,050
NCR Corp. (a)	97,045	3,546,995
		54,260,348
TOTAL INFORMATION TECHNOLOGY		316,276,988
MATERIALS - 2.7%
Chemicals - 2.2%
Airgas, Inc.	134,286	14,302,802
Cabot Corp.	39,480	2,331,689
Eastman Chemical Co.	67,896	5,853,314
FMC Corp.	73,200	5,604,192
LyondellBasell Industries NV Class A	83,512	7,427,557
Monsanto Co.	81,567	9,279,878
Potash Corp. of Saskatchewan, Inc.	102,100	3,693,332

	Shares	Value
Sigma Aldrich Corp.	46,500	$ 4,342,170
W.R. Grace & Co. (a)	25,725	2,551,148
		55,386,082
Construction Materials - 0.2%
Vulcan Materials Co.	75,614	5,024,550
Containers & Packaging - 0.2%
Graphic Packaging Holding Co. (a)	234,000	2,377,440
Rock-Tenn Co. Class A	34,622	3,655,045
		6,032,485
Metals & Mining - 0.1%
Carpenter Technology Corp.	30,800	2,034,032
Ivanhoe Mines Ltd. (e)(f)	62,477	97,205
		2,131,237
TOTAL MATERIALS		68,574,354
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
Verizon Communications, Inc.	566,052	26,927,094
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	18,933	1,722,146
SoftBank Corp.	68,300	5,161,459
Sprint Corp. (a)	140,300	1,289,357
T-Mobile U.S., Inc. (a)	119,000	3,930,570
Vodafone Group PLC sponsored ADR	22,854	841,256
		12,944,788
TOTAL TELECOMMUNICATION SERVICES		39,871,882
UTILITIES - 2.2%
Electric Utilities - 1.0%
American Electric Power Co., Inc.	89,900	4,554,334
Duke Energy Corp.	45,200	3,219,144
Edison International	82,705	4,681,930
Exelon Corp.	31,900	1,070,564
NextEra Energy, Inc.	83,877	8,020,319
PPL Corp.	114,100	3,781,274
		25,327,565
Gas Utilities - 0.2%
National Fuel Gas Co.	52,953	3,708,828
Independent Power Producers & Energy Traders - 0.3%
NRG Energy, Inc.	151,400	4,814,520
The AES Corp.	120,729	1,724,010
		6,538,530
Multi-Utilities - 0.7%
Dominion Resources, Inc.	91,000	6,460,090
NiSource, Inc.	77,700	2,760,681
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	64,350	$ 2,779,920
Sempra Energy	64,245	6,216,346
		18,217,037
TOTAL UTILITIES		53,791,960
TOTAL COMMON STOCKS (Cost $1,481,445,248)		1,707,410,150
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Mobileye NV Series F (i)	48,671	1,698,618
Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Ambev SA sponsored ADR	113,900	843,999
TOTAL PREFERRED STOCKS (Cost $2,518,720)		2,542,617
Convertible Bonds - 0.1%
	Principal Amount
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Amyris, Inc. 3% 2/27/17	$ 1,162,000	986,073
Cobalt International Energy, Inc. 2.625% 12/1/19	160,000	150,200
		1,136,273
INDUSTRIALS - 0.0%
Building Products - 0.0%
Aspen Aerogels, Inc. 8% 6/1/14 (i)	632,769	632,769
TOTAL CONVERTIBLE BONDS (Cost $1,939,199)		1,769,042
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.05% 4/3/14 to 5/29/14 (g) (Cost $1,769,958)	1,770,000	1,769,980
Fixed-Income Funds - 28.7%
	Shares	Value
Fidelity High Income Central Fund 2 (h)	932,882	$ 110,667,785
Fidelity VIP Investment Grade Central Fund (h)	5,810,514	608,535,110
TOTAL FIXED-INCOME FUNDS (Cost $688,941,890)		719,202,895
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 0.10% (b)	64,888,600	64,888,600
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	2,747,484	2,747,484
TOTAL MONEY MARKET FUNDS (Cost $67,636,084)		67,636,084
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $2,244,251,099)		2,500,330,768
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,403,767
NET ASSETS - 100%		$ 2,502,734,535
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
287 CME E-mini S&P 500 Index Contracts (United States)	June 2014	$ 26,757,010	$ 68,292

The face value of futures purchased as a percentage of net assets is 1.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $97,205 or 0.0% of net assets.

(f) A portion of the security sold on a delayed delivery basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,461,981.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,536,247 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ASAC II LP	10/10/13	$ 4,445,530
Aspen Aerogels, Inc. 8% 6/1/14	6/1/11 - 12/31/13	$ 632,769
Mobileye NV Series F	8/15/13	$ 1,698,618
Velti PLC	4/19/13	$ 426,444
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 21,568
Fidelity High Income Central Fund 2	1,634,091
Fidelity Securities Lending Cash Central Fund	2,483
Fidelity VIP Investment Grade Central Fund	4,321,209
Total	$ 5,979,351
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$ 107,889,655	$ 1,634,091	$ -	$ 110,667,785	13.0%
Fidelity VIP Investment Grade Central Fund	501,202,484	99,037,698	-	608,535,110	14.9%
Total	$ 609,092,139	$ 100,671,789	$ -	$ 719,202,895
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 203,919,574	$ 203,919,574	$ -	$ -
Consumer Staples	164,557,202	159,909,282	4,647,920	-
Energy	176,392,243	176,392,243	-	-
Financials	283,716,177	280,406,217	3,309,959	1
Health Care	225,537,579	213,302,226	12,235,353	-
Industrials	175,616,190	175,616,190	-	-
Information Technology	317,975,606	310,072,128	8,725	7,894,753
Materials	68,574,354	68,574,354	-	-
Telecommunication Services	39,871,882	39,871,882	-	-
Utilities	53,791,960	53,791,960	-	-
Corporate Bonds	1,769,042	-	1,136,273	632,769
U.S. Government and Government Agency Obligations	1,769,980	-	1,769,980	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Fixed-Income Funds	$ 719,202,895	$ 719,202,895	$ -	$ -
Money Market Funds	67,636,084	67,636,084	-	-
Total Investments in Securities:	$ 2,500,330,768	$ 2,468,695,035	$ 23,108,210	$ 8,527,523
Derivative Instruments:
Assets
Futures Contracts	$ 68,292	$ 68,292	$ -	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $2,242,331,599. Net unrealized appreciation aggregated $257,999,169, of which $282,537,586 related to appreciated investment securities and $24,538,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

March 31, 2014

1.799855.110

VIPDCA-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
CONSUMER DISCRETIONARY - 25.5%
Automobiles - 3.3%
Harley-Davidson, Inc.	63,540	$ 4,232,399
Tesla Motors, Inc. (a)(d)	8,323	1,734,929
		5,967,328
Diversified Consumer Services - 0.6%
H&R Block, Inc.	35,307	1,065,918
Hotels, Restaurants & Leisure - 8.8%
Brinker International, Inc.	38,626	2,025,934
Paddy Power PLC (Ireland)	23,242	1,841,112
Popeyes Louisiana Kitchen, Inc. (a)	19,100	776,224
Ruth's Hospitality Group, Inc.	60,000	725,400
Sonic Corp. (a)	20,000	455,800
Starbucks Corp.	89,045	6,534,122
Whitbread PLC	22,039	1,529,215
Wyndham Worldwide Corp.	27,599	2,021,075
		15,908,882
Household Durables - 0.3%
PulteGroup, Inc.	27,477	527,284
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	2,400	807,648
ASOS PLC (a)	10,672	922,506
		1,730,154
Leisure Products - 1.0%
Polaris Industries, Inc.	13,513	1,887,901
Media - 2.5%
A.H. Belo Corp. Class A	59,584	689,983
Dentsu, Inc.	15,000	568,958
Interpublic Group of Companies, Inc.	63,084	1,081,260
Multiplus SA	30,000	330,542
Naspers Ltd. Class N	14,196	1,565,956
Salem Communications Corp. Class A	20,000	199,800
		4,436,499
Specialty Retail - 6.6%
Gap, Inc.	100,994	4,045,820
Home Depot, Inc.	24,372	1,928,556
TJX Companies, Inc.	84,690	5,136,449
World Duty Free SpA (a)	50,000	701,224
		11,812,049
Textiles, Apparel & Luxury Goods - 1.4%
Oxford Industries, Inc.	21,045	1,645,719
PVH Corp.	6,975	870,271
		2,515,990
TOTAL CONSUMER DISCRETIONARY		45,852,005
CONSUMER STAPLES - 3.9%
Household Products - 0.4%
Svenska Cellulosa AB (SCA) (B Shares)	26,369	776,122

	Shares	Value
Tobacco - 3.5%
Lorillard, Inc.	116,834	$ 6,318,383
TOTAL CONSUMER STAPLES		7,094,505
ENERGY - 0.4%
Energy Equipment & Services - 0.4%
BW Offshore Ltd.	600,000	776,579
FINANCIALS - 18.4%
Banks - 2.5%
Bank of America Corp.	218,190	3,752,868
Spar Nord Bank A/S	70,000	775,001
		4,527,869
Capital Markets - 14.0%
Affiliated Managers Group, Inc. (a)	17,378	3,476,469
Ameriprise Financial, Inc.	54,792	6,030,955
Artisan Partners Asset Management, Inc.	10,000	642,500
BlackRock, Inc. Class A	8,654	2,721,510
Charles Schwab Corp.	141,560	3,868,835
Cowen Group, Inc. Class A (a)	300,000	1,323,000
E*TRADE Financial Corp. (a)	80,157	1,845,214
Fortress Investment Group LLC	71,100	526,140
Monex Group, Inc.	172,600	670,567
Morgan Stanley	118,792	3,702,747
TVC Holdings PLC	300,000	376,098
		25,184,035
Diversified Financial Services - 1.9%
McGraw Hill Financial, Inc.	43,608	3,327,290
TOTAL FINANCIALS		33,039,194
HEALTH CARE - 23.4%
Biotechnology - 15.3%
Actelion Ltd.	12,129	1,148,348
Alexion Pharmaceuticals, Inc. (a)	8,852	1,346,655
Amgen, Inc.	82,701	10,200,342
Biogen Idec, Inc. (a)	15,450	4,725,692
Celgene Corp. (a)	14,253	1,989,719
Cubist Pharmaceuticals, Inc. (a)	15,926	1,164,987
Gilead Sciences, Inc. (a)	83,582	5,922,621
Medivation, Inc. (a)	10,300	663,011
Regeneron Pharmaceuticals, Inc. (a)	1,212	363,939
		27,525,314
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (a)	236,808	3,201,644
Health Care Providers & Services - 1.6%
Fleury SA	40,000	339,885
HCA Holdings, Inc. (a)	21,115	1,108,538
McKesson Corp.	6,700	1,183,019
Qualicorp SA (a)	20,000	202,292
		2,833,734
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - 0.5%
Illumina, Inc. (a)	6,195	$ 920,949
Pharmaceuticals - 4.2%
Actavis PLC (a)	10,093	2,077,644
Astellas Pharma, Inc.	50,500	598,866
Flamel Technologies SA sponsored ADR (a)	11,100	148,740
Jazz Pharmaceuticals PLC (a)	14,456	2,004,758
Pacira Pharmaceuticals, Inc. (a)	15,105	1,057,199
Perrigo Co. PLC	10,970	1,696,620
		7,583,827
TOTAL HEALTH CARE		42,065,468
INDUSTRIALS - 7.7%
Airlines - 3.6%
American Airlines Group, Inc. (a)	41,271	1,510,519
Hawaiian Holdings, Inc. (a)(d)	120,000	1,675,200
United Continental Holdings, Inc. (a)	75,604	3,374,207
		6,559,926
Building Products - 1.0%
Lennox International, Inc.	19,091	1,735,563
Electrical Equipment - 0.8%
Eaton Corp. PLC	19,682	1,478,512
Machinery - 0.7%
Pentair Ltd.	15,771	1,251,271
Marine - 0.9%
Ultrapetrol (Bahamas) Ltd. (a)	506,863	1,571,275
Professional Services - 0.7%
Verisk Analytics, Inc. (a)	21,197	1,270,972
TOTAL INDUSTRIALS		13,867,519
INFORMATION TECHNOLOGY - 14.2%
Electronic Equipment & Components - 0.9%
Neonode, Inc. (a)(d)	66,783	379,995
Omron Corp.	30,400	1,254,701
		1,634,696
Internet Software & Services - 9.2%
Datalex PLC (a)	500,000	943,690
Facebook, Inc. Class A (a)	127,934	7,706,744
Google, Inc. Class A (a)	6,438	7,175,215
Marchex, Inc. Class B	65,000	683,150
		16,508,799

	Shares	Value
IT Services - 3.8%
Cognizant Technology Solutions Corp. Class A (a)	38,682	$ 1,957,696
Visa, Inc. Class A	23,027	4,970,608
		6,928,304
Software - 0.3%
SS&C Technologies Holdings, Inc. (a)	11,593	463,952
TOTAL INFORMATION TECHNOLOGY		25,535,751
MATERIALS - 1.6%
Chemicals - 1.6%
Chemtura Corp. (a)	5,497	139,019
Eastman Chemical Co.	21,107	1,819,634
Ferro Corp. (a)	64,020	874,513
		2,833,166
TOTAL COMMON STOCKS (Cost $141,276,694)		171,064,187
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.10% (b)	10,998,182	10,998,182
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	3,088,125	3,088,125
TOTAL MONEY MARKET FUNDS (Cost $14,086,307)		14,086,307
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $155,363,001)		185,150,494
NET OTHER ASSETS (LIABILITIES) - (2.9)%		(5,285,396)
NET ASSETS - 100%		$ 179,865,098
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,752
Fidelity Securities Lending Cash Central Fund	4,116
Total	$ 5,868
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

The following is a summary of transfers between Level 1 and Level 2 for the period ended March 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 2,107,179
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $155,430,824. Net unrealized appreciation aggregated $29,719,670, of which $32,072,708 related to appreciated investment securities and $2,353,038 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

March 31, 2014

1.799851.110

VIPGI-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 9.0%
Diversified Consumer Services - 0.3%
H&R Block, Inc.	106,992	$ 3,230,088
Hotels, Restaurants & Leisure - 1.7%
Darden Restaurants, Inc.	15,700	796,932
McDonald's Corp.	92,309	9,049,051
Yum! Brands, Inc.	107,589	8,111,135
		17,957,118
Media - 3.3%
Comcast Corp. Class A (special) (non-vtg.)	369,171	18,000,778
Scripps Networks Interactive, Inc. Class A	10,755	816,412
Sinclair Broadcast Group, Inc. Class A	100,918	2,733,869
Time Warner, Inc.	209,949	13,715,968
		35,267,027
Multiline Retail - 1.9%
Target Corp.	338,577	20,487,294
Specialty Retail - 1.5%
Lewis Group Ltd.	73,259	403,593
Lowe's Companies, Inc.	304,317	14,881,101
Staples, Inc.	85,839	973,414
		16,258,108
Textiles, Apparel & Luxury Goods - 0.3%
adidas AG	13,650	1,476,939
Coach, Inc.	13,573	674,035
Li & Fung Ltd.	452,000	667,817
		2,818,791
TOTAL CONSUMER DISCRETIONARY		96,018,426
CONSUMER STAPLES - 12.5%
Beverages - 3.5%
Diageo PLC	115,252	3,579,624
Dr. Pepper Snapple Group, Inc.	14,900	811,454
Molson Coors Brewing Co. Class B	42,291	2,489,248
PepsiCo, Inc.	101,543	8,478,841
Pernod Ricard SA	9,400	1,094,267
Remy Cointreau SA	11,400	914,828
SABMiller PLC	78,900	3,939,567
The Coca-Cola Co.	406,953	15,732,803
		37,040,632
Food & Staples Retailing - 2.2%
CVS Caremark Corp.	81,064	6,068,451
Jeronimo Martins SGPS SA	73,600	1,234,992
Kroger Co.	79,238	3,458,739
Walgreen Co.	192,623	12,718,897
		23,481,079
Food Products - 0.8%
Kellogg Co.	121,177	7,599,010
Mead Johnson Nutrition Co. Class A	14,300	1,188,902
		8,787,912

	Shares	Value
Household Products - 2.0%
Procter & Gamble Co.	251,850	$ 20,299,110
Svenska Cellulosa AB (SCA) (B Shares)	56,145	1,652,523
		21,951,633
Tobacco - 4.0%
British American Tobacco PLC sponsored ADR	165,857	18,481,446
Lorillard, Inc.	233,655	12,636,062
Philip Morris International, Inc.	118,238	9,680,145
Reynolds American, Inc.	29,600	1,581,232
		42,378,885
TOTAL CONSUMER STAPLES		133,640,141
ENERGY - 11.1%
Energy Equipment & Services - 0.9%
Ensco PLC Class A	62,736	3,311,206
Schlumberger Ltd.	65,247	6,361,583
		9,672,789
Oil, Gas & Consumable Fuels - 10.2%
Access Midstream Partners LP	39,438	2,269,657
Apache Corp.	83,500	6,926,325
Atlas Pipeline Partners LP	83,821	2,691,492
BG Group PLC	437,232	8,145,808
Canadian Natural Resources Ltd.	194,450	7,452,597
Chevron Corp.	233,068	27,714,116
Eni SpA	41,700	1,045,686
Exxon Mobil Corp.	49,538	4,838,872
Imperial Oil Ltd.	104,600	4,870,925
Magellan Midstream Partners LP	3,225	224,912
Markwest Energy Partners LP	96,612	6,310,696
MPLX LP	11,305	553,832
Occidental Petroleum Corp.	171,744	16,365,486
Peabody Energy Corp.	28,813	470,804
Suncor Energy, Inc.	274,760	9,596,096
The Williams Companies, Inc.	189,290	7,681,388
Western Gas Partners LP	22,600	1,495,894
		108,654,586
TOTAL ENERGY		118,327,375
FINANCIALS - 19.5%
Banks - 12.5%
Bank of America Corp.	921,832	15,855,510
Citigroup, Inc.	469,118	22,330,017
Comerica, Inc.	39,659	2,054,336
JPMorgan Chase & Co.	721,032	43,773,847
M&T Bank Corp.	14,679	1,780,563
Nordea Bank AB	75,200	1,066,601
PNC Financial Services Group, Inc.	92,872	8,079,864
Standard Chartered PLC (United Kingdom)	474,572	9,917,475
SunTrust Banks, Inc.	50,364	2,003,984
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
U.S. Bancorp	243,698	$ 10,444,896
Wells Fargo & Co.	320,269	15,930,180
		133,237,273
Capital Markets - 3.6%
Apollo Investment Corp.	36,901	306,647
Ares Capital Corp.	50,091	882,603
BlackRock, Inc. Class A	2,400	754,752
Carlyle Group LP	21,407	752,242
Charles Schwab Corp.	349,184	9,543,199
KKR & Co. LP	165,252	3,774,356
Morgan Stanley	200,783	6,258,406
Northern Trust Corp.	101,745	6,670,402
State Street Corp.	139,479	9,700,764
		38,643,371
Diversified Financial Services - 0.7%
IntercontinentalExchange Group, Inc.	17,221	3,406,830
KKR Financial Holdings LLC	247,532	2,863,945
TPG Specialty Lending, Inc.	70,300	1,166,980
		7,437,755
Insurance - 1.7%
Arthur J. Gallagher & Co.	24,731	1,176,701
Brasil Insurance Participacoes e Administracao SA	13,600	68,390
Brown & Brown, Inc.	17,600	541,376
Marsh & McLennan Companies, Inc.	44,242	2,181,131
MetLife, Inc.	240,039	12,674,059
MetLife, Inc. unit	48,500	1,488,950
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	11,500	95,333
		18,225,940
Real Estate Investment Trusts - 0.7%
Altisource Residential Corp. Class B	14,600	460,776
CBL & Associates Properties, Inc.	152,671	2,709,910
Digital Realty Trust, Inc.	8,300	440,564
First Potomac Realty Trust	31,200	403,104
Sun Communities, Inc.	78,169	3,524,640
		7,538,994
Real Estate Management & Development - 0.1%
Beazer Pre-Owned Rental Homes, Inc. (a)(g)	35,800	760,750
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	157,450	2,366,474
TOTAL FINANCIALS		208,210,557
HEALTH CARE - 11.3%
Biotechnology - 1.2%
Amgen, Inc.	102,144	12,598,441

	Shares	Value
Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	49,297	$ 1,898,427
Ansell Ltd.	37,520	640,595
Coloplast A/S Series B	6,300	509,757
ResMed, Inc. (d)	47,102	2,104,988
St. Jude Medical, Inc.	46,722	3,055,152
Steris Corp.	12,400	592,100
Stryker Corp.	44,753	3,646,027
The Cooper Companies, Inc.	12,315	1,691,588
Zimmer Holdings, Inc.	26,900	2,544,202
		16,682,836
Health Care Providers & Services - 2.5%
Aetna, Inc.	48,262	3,618,202
Fresenius Medical Care AG & Co. KGaA	18,600	1,301,382
McKesson Corp.	38,288	6,760,512
Patterson Companies, Inc.	40,143	1,676,372
Quest Diagnostics, Inc. (d)	95,965	5,558,293
UnitedHealth Group, Inc.	88,567	7,261,608
		26,176,369
Health Care Technology - 0.1%
Quality Systems, Inc.	75,563	1,275,503
Life Sciences Tools & Services - 0.1%
Lonza Group AG	13,462	1,372,772
Pharmaceuticals - 5.8%
AbbVie, Inc.	91,852	4,721,193
GlaxoSmithKline PLC sponsored ADR	186,294	9,953,688
Johnson & Johnson	164,259	16,135,162
Merck & Co., Inc.	229,438	13,025,195
Novartis AG sponsored ADR	73,725	6,268,100
Sanofi SA	33,700	3,521,622
Teva Pharmaceutical Industries Ltd. sponsored ADR	136,903	7,233,955
Zoetis, Inc. Class A	47,391	1,371,496
		62,230,411
TOTAL HEALTH CARE		120,336,332
INDUSTRIALS - 11.2%
Aerospace & Defense - 2.0%
Meggitt PLC	225,391	1,803,275
Rolls-Royce Group PLC	105,011	1,880,242
The Boeing Co.	83,817	10,518,195
United Technologies Corp.	58,087	6,786,885
		20,988,597
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	67,901	3,557,333
PostNL NV (a)	71,800	327,607
United Parcel Service, Inc. Class B	120,372	11,721,825
		15,606,765
Commercial Services & Supplies - 0.3%
ADT Corp. (d)	20,207	605,200
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
KAR Auction Services, Inc.	60,858	$ 1,847,040
Ritchie Brothers Auctioneers, Inc. (d)	30,360	733,803
		3,186,043
Electrical Equipment - 0.5%
General Cable Corp.	32,612	835,193
Hubbell, Inc. Class B	33,279	3,989,154
Schneider Electric SA	12,119	1,074,371
		5,898,718
Industrial Conglomerates - 3.1%
General Electric Co.	1,260,550	32,635,640
Machinery - 0.5%
Caterpillar, Inc.	13,210	1,312,678
Cummins, Inc.	5,100	759,849
Ingersoll-Rand PLC	56,524	3,235,434
		5,307,961
Professional Services - 0.6%
Acacia Research Corp.	71,289	1,089,296
Amadeus Fire AG	5,644	493,742
Bureau Veritas SA	113,000	3,464,535
Michael Page International PLC	94,729	775,108
Towers Watson & Co.	9,285	1,058,954
		6,881,635
Road & Rail - 2.0%
CSX Corp.	347,147	10,056,849
J.B. Hunt Transport Services, Inc.	72,682	5,227,289
Kansas City Southern	6,700	683,802
Norfolk Southern Corp.	53,493	5,197,915
TransForce, Inc.	33,800	719,721
		21,885,576
Trading Companies & Distributors - 0.7%
Beijer (G&L) AG Series B	9,900	198,847
Brenntag AG	3,378	626,621
W.W. Grainger, Inc.	15,820	3,997,081
Watsco, Inc.	27,492	2,746,726
		7,569,275
TOTAL INDUSTRIALS		119,960,210
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 2.3%
Cisco Systems, Inc.	693,404	15,539,184
QUALCOMM, Inc.	121,761	9,602,072
		25,141,256
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	21,690	1,305,955

	Shares	Value
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	21,818	$ 24,316,379
Yahoo!, Inc. (a)	123,285	4,425,932
		28,742,311
IT Services - 5.4%
Accenture PLC Class A	29,946	2,387,295
Cognizant Technology Solutions Corp. Class A (a)	101,108	5,117,076
Computer Sciences Corp.	58,300	3,545,806
Fidelity National Information Services, Inc.	57,756	3,087,058
IBM Corp.	23,258	4,476,932
MasterCard, Inc. Class A	131,810	9,846,207
Paychex, Inc.	336,731	14,344,741
The Western Union Co.	247,499	4,049,084
Visa, Inc. Class A	47,994	10,359,985
		57,214,184
Semiconductors & Semiconductor Equipment - 1.6%
Analog Devices, Inc.	43,762	2,325,513
Applied Materials, Inc.	282,902	5,776,859
Broadcom Corp. Class A	197,594	6,220,259
Maxim Integrated Products, Inc.	85,316	2,825,666
		17,148,297
Software - 3.4%
Microsoft Corp.	838,113	34,354,252
Oracle Corp.	37,091	1,517,393
		35,871,645
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	64,894	34,831,206
EMC Corp.	121,307	3,325,025
		38,156,231
TOTAL INFORMATION TECHNOLOGY		203,579,879
MATERIALS - 3.0%
Chemicals - 2.8%
Airgas, Inc.	42,001	4,473,527
E.I. du Pont de Nemours & Co.	56,152	3,767,799
FMC Corp.	36,038	2,759,069
Johnson Matthey PLC	12,800	698,016
Monsanto Co.	80,919	9,206,155
Potash Corp. of Saskatchewan, Inc.	46,900	1,696,545
Royal DSM NV	29,100	1,997,064
Syngenta AG (Switzerland)	13,293	5,046,359
Tronox Ltd. Class A	25,600	608,512
		30,253,046
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc.	43,900	1,451,773
TOTAL MATERIALS		31,704,819
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
CenturyLink, Inc.	27,920	$ 916,893
Verizon Communications, Inc.	383,980	18,265,929
		19,182,822
UTILITIES - 0.3%
Electric Utilities - 0.2%
ITC Holdings Corp.	29,150	1,088,753
Northeast Utilities	14,163	644,417
		1,733,170
Multi-Utilities - 0.1%
Sempra Energy	16,091	1,556,965
TOTAL UTILITIES		3,290,135
TOTAL COMMON STOCKS (Cost $775,368,964)		1,054,250,696
Convertible Preferred Stocks - 0.7%

CONSUMER DISCRETIONARY - 0.0%
Leisure Products - 0.0%
NJOY, Inc. Series D (g)	9,742	164,894
HEALTH CARE - 0.7%
Health Care Equipment & Supplies - 0.7%
Alere, Inc. 3.00%	25,829	7,435,911
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $6,441,334)		7,600,805
Convertible Bonds - 0.2%
	Principal Amount
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Amyris, Inc.:
3% 2/27/17	$ 793,000	672,940
5% 10/15/18 (g)	470,000	392,911
Peabody Energy Corp. 4.75% 12/15/41	1,050,000	849,188
		1,915,039
TOTAL CONVERTIBLE BONDS (Cost $2,078,528)		1,915,039
Preferred Securities - 0.0%
Principal Amount	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Baggot Securities Ltd. 10.24% (e)(f) (Cost $629,660)	$ 410,000	$ 621,563
Money Market Funds - 0.7%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c) (Cost $7,695,474)	7,695,474	7,695,474
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $792,213,960)		1,072,083,577
NET OTHER ASSETS (LIABILITIES) - (0.4)%		(4,664,089)
NET ASSETS - 100%		$ 1,067,419,488
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $621,563 or 0.1% of net assets.

(f) Security is perpetual in nature with no stated maturity date.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,318,555 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Amyris, Inc. 5% 10/15/18	10/16/13	$ 470,000
Beazer Pre-Owned Rental Homes, Inc.	5/3/12 - 10/23/12	$ 716,000
NJOY, Inc. Series D	2/14/14	$ 164,894
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 418
Fidelity Securities Lending Cash Central Fund	16,072
Total	$ 16,490
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 96,183,320	$ 96,018,426	$ -	$ 164,894
Consumer Staples	133,640,141	130,060,517	3,579,624	-
Energy	118,327,375	117,281,689	1,045,686	-
Financials	208,210,557	205,960,857	1,488,950	760,750
Health Care	127,772,243	122,949,239	4,823,004	-
Industrials	119,960,210	119,960,210	-	-
Information Technology	203,579,879	203,579,879	-	-
Materials	31,704,819	26,658,460	5,046,359	-
Telecommunication Services	19,182,822	19,182,822	-	-
Utilities	3,290,135	3,290,135	-	-
Corporate Bonds	1,915,039	-	1,915,039	-
Preferred Securities	621,563	-	621,563	-
Money Market Funds	7,695,474	7,695,474	-	-
Total Investments in Securities:	$ 1,072,083,577	$ 1,052,637,708	$ 18,520,225	$ 925,644
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $794,133,439. Net unrealized appreciation aggregated $277,950,138, of which $290,423,823 related to appreciated investment securities and $12,473,685 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and preferred securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

March 31, 2014

1.799866.110

VIPGRO-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 17.2%
Auto Components - 0.2%
Tenneco, Inc. (a)	18,600	$ 1,080,102
Automobiles - 0.8%
Tesla Motors, Inc. (a)(d)	21,900	4,565,055
Hotels, Restaurants & Leisure - 2.9%
Arcos Dorados Holdings, Inc. Class A (d)	35,200	354,816
Buffalo Wild Wings, Inc. (a)	9,900	1,474,110
Chipotle Mexican Grill, Inc. (a)	3,400	1,931,370
Chuy's Holdings, Inc. (a)	21,800	940,452
Dunkin' Brands Group, Inc.	31,900	1,600,742
Las Vegas Sands Corp.	19,364	1,564,224
McDonald's Corp.	20,500	2,009,615
Starbucks Corp.	47,400	3,478,212
Starwood Hotels & Resorts Worldwide, Inc.	9,100	724,360
The Cheesecake Factory, Inc.	9,500	452,485
Wendy's Co.	121,500	1,108,080
		15,638,466
Household Durables - 1.2%
Harman International Industries, Inc.	15,400	1,638,560
Lennar Corp. Class A	55,900	2,214,758
SodaStream International Ltd. (a)(d)	15,779	695,854
Toll Brothers, Inc. (a)	36,600	1,313,940
Tupperware Brands Corp.	7,100	594,696
		6,457,808
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	17,300	5,821,796
Coupons.com, Inc. (a)	1,100	27,115
priceline.com, Inc. (a)	2,000	2,383,780
		8,232,691
Media - 3.5%
AMC Networks, Inc. Class A (a)	26,300	1,922,267
Comcast Corp. Class A	168,800	8,443,376
DIRECTV (a)	16,000	1,222,720
IMAX Corp. (a)	66,400	1,814,712
Lions Gate Entertainment Corp. (d)	37,600	1,005,048
News Corp. Class A (a)	7,175	123,554
The Walt Disney Co.	18,700	1,497,309
Twenty-First Century Fox, Inc. Class A	86,800	2,774,996
		18,803,982
Multiline Retail - 0.2%
Target Corp.	14,100	853,191
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A	16,100	619,850
Bed Bath & Beyond, Inc. (a)	9,700	667,360
Cabela's, Inc. Class A (a)	22,800	1,493,628
CarMax, Inc. (a)	30,700	1,436,760
DSW, Inc. Class A	18,600	666,996
Five Below, Inc. (a)(d)	17,400	739,152

	Shares	Value
GNC Holdings, Inc.	20,200	$ 889,204
Home Depot, Inc.	40,600	3,212,678
Lumber Liquidators Holdings, Inc. (a)(d)	55,100	5,168,380
TJX Companies, Inc.	39,900	2,419,935
		17,313,943
Textiles, Apparel & Luxury Goods - 3.7%
Fossil Group, Inc. (a)	21,900	2,553,759
Kate Spade & Co. (a)	23,600	875,324
lululemon athletica, Inc. (a)(d)	145,272	7,639,854
Michael Kors Holdings Ltd. (a)	35,400	3,301,758
Moncler SpA	3,200	54,709
NIKE, Inc. Class B	23,700	1,750,482
Prada SpA	58,700	459,368
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	24,100	880,614
Steven Madden Ltd. (a)	40,475	1,456,291
Under Armour, Inc. Class A (sub. vtg.) (a)	7,400	848,336
		19,820,495
TOTAL CONSUMER DISCRETIONARY		92,765,733
CONSUMER STAPLES - 9.9%
Beverages - 1.5%
Monster Beverage Corp. (a)	20,800	1,444,560
PepsiCo, Inc.	26,200	2,187,700
SABMiller PLC	14,800	738,981
The Coca-Cola Co.	94,600	3,657,236
		8,028,477
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	38,400	4,288,512
CVS Caremark Corp.	56,000	4,192,160
Fresh Market, Inc. (a)	9,100	305,760
Wal-Mart Stores, Inc.	36,700	2,804,981
Walgreen Co.	42,200	2,786,466
Whole Foods Market, Inc.	31,900	1,617,649
		15,995,528
Food Products - 2.5%
Bunge Ltd.	8,700	691,737
Keurig Green Mountain, Inc.	101,500	10,717,385
Mead Johnson Nutrition Co. Class A	15,200	1,263,728
Mondelez International, Inc.	18,700	646,085
		13,318,935
Household Products - 0.7%
Procter & Gamble Co.	31,200	2,514,720
Svenska Cellulosa AB (SCA) (B Shares)	47,400	1,395,130
		3,909,850
Personal Products - 0.3%
Avon Products, Inc.	15,258	223,377
Herbalife Ltd.	27,300	1,563,471
		1,786,848
Tobacco - 1.9%
Altria Group, Inc.	122,100	4,570,203
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	4,900	$ 153,815
Lorillard, Inc.	28,200	1,525,056
Philip Morris International, Inc.	47,300	3,872,451
		10,121,525
TOTAL CONSUMER STAPLES		53,161,163
ENERGY - 4.2%
Energy Equipment & Services - 1.4%
FMC Technologies, Inc. (a)	13,260	693,365
Halliburton Co.	16,700	983,463
National Oilwell Varco, Inc.	11,903	926,887
Schlumberger Ltd.	52,000	5,070,000
		7,673,715
Oil, Gas & Consumable Fuels - 2.8%
Anadarko Petroleum Corp.	12,000	1,017,120
Cabot Oil & Gas Corp.	32,200	1,090,936
Chesapeake Energy Corp.	26,236	672,166
Concho Resources, Inc. (a)	10,200	1,249,500
Continental Resources, Inc. (a)	13,000	1,615,510
EOG Resources, Inc.	2,900	568,893
Hess Corp.	20,000	1,657,600
Noble Energy, Inc.	17,000	1,207,680
Occidental Petroleum Corp.	25,100	2,391,779
PDC Energy, Inc. (a)	7,100	442,046
Peabody Energy Corp.	18,500	302,290
Phillips 66 Co.	5,700	439,242
Pioneer Natural Resources Co.	3,800	711,132
Range Resources Corp.	2,100	174,237
Southwestern Energy Co. (a)	12,900	593,529
Valero Energy Corp.	16,500	876,150
		15,009,810
TOTAL ENERGY		22,683,525
FINANCIALS - 4.0%
Banks - 0.9%
Bank of America Corp.	45,600	784,320
Citigroup, Inc.	16,200	771,120
JPMorgan Chase & Co.	30,500	1,851,655
Signature Bank (a)	5,000	627,950
Wells Fargo & Co.	17,400	865,476
		4,900,521
Capital Markets - 0.6%
BlackRock, Inc. Class A	1,700	534,616
Charles Schwab Corp.	69,800	1,907,634
Goldman Sachs Group, Inc.	3,709	607,720
T. Rowe Price Group, Inc.	4,500	370,575
		3,420,545

	Shares	Value
Consumer Finance - 2.2%
American Express Co.	71,800	$ 6,464,154
Discover Financial Services	90,300	5,254,557
		11,718,711
Diversified Financial Services - 0.1%
BM&F BOVESPA SA	99,829	494,965
CME Group, Inc.	3,800	281,238
		776,203
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	3,587	588,268
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	15,800	304,150
TOTAL FINANCIALS		21,708,398
HEALTH CARE - 19.8%
Biotechnology - 15.6%
ACADIA Pharmaceuticals, Inc. (a)	29,718	723,039
Agios Pharmaceuticals, Inc. (d)	13,100	512,865
Alexion Pharmaceuticals, Inc. (a)	6,300	958,419
Alkermes PLC (a)	201,000	8,862,090
Alnylam Pharmaceuticals, Inc. (a)	32,102	2,155,328
Amarin Corp. PLC ADR (a)(d)	44,700	80,907
Amgen, Inc.	35,600	4,390,904
Biogen Idec, Inc. (a)	6,800	2,079,916
Bluebird Bio, Inc. (d)	19,300	438,882
Celgene Corp. (a)	8,265	1,153,794
Celldex Therapeutics, Inc. (a)	34,800	614,916
Cepheid, Inc. (a)	19,800	1,021,284
Clovis Oncology, Inc. (a)	3,000	207,810
Exelixis, Inc. (a)(d)	381,228	1,349,547
Geron Corp. (a)	187,100	389,168
Gilead Sciences, Inc. (a)	79,900	5,661,714
ImmunoGen, Inc. (a)(d)	207,563	3,098,916
Immunomedics, Inc. (a)(d)	220,869	929,858
Insmed, Inc. (a)	53,800	1,024,352
InterMune, Inc. (a)	22,200	743,034
Ironwood Pharmaceuticals, Inc. Class A (a)	42,300	521,136
Isis Pharmaceuticals, Inc. (a)(d)	215,106	9,294,730
Lexicon Pharmaceuticals, Inc. (a)(d)	1,461,263	2,527,985
Merrimack Pharmaceuticals, Inc. (a)(d)	89,800	452,592
NPS Pharmaceuticals, Inc. (a)	77,800	2,328,554
Ophthotech Corp.	9,500	339,530
Prothena Corp. PLC (a)	20,702	793,094
Receptos, Inc.	13,100	549,414
Regeneron Pharmaceuticals, Inc. (a)	49,200	14,773,776
Regulus Therapeutics, Inc. (a)(d)	54,300	489,786
Rigel Pharmaceuticals, Inc. (a)	111,306	431,867
Seattle Genetics, Inc. (a)(d)	261,838	11,929,339
Transition Therapeutics, Inc. (a)	139,014	1,107,942
uniQure B.V.	700	10,885
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Vertex Pharmaceuticals, Inc. (a)	10,600	$ 749,632
XOMA Corp. (a)	238,600	1,243,106
		83,940,111
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	13,300	512,183
Align Technology, Inc. (a)	9,400	486,826
Baxter International, Inc.	6,300	463,554
Cyberonics, Inc. (a)	10,200	665,550
Steris Corp.	26,200	1,251,050
		3,379,163
Health Care Providers & Services - 0.7%
Accretive Health, Inc. (a)(d)	96,800	774,400
BioScrip, Inc. (a)	113,600	792,928
Catamaran Corp. (a)	4,600	205,804
Express Scripts Holding Co. (a)	17,926	1,346,063
McKesson Corp.	4,700	829,879
		3,949,074
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	85,800	1,546,974
athenahealth, Inc. (a)(d)	12,700	2,035,048
Castlight Health, Inc. Class B (a)	4,747	100,731
		3,682,753
Life Sciences Tools & Services - 0.4%
Illumina, Inc. (a)	14,200	2,110,972
Pharmaceuticals - 1.8%
AbbVie, Inc.	22,200	1,141,080
Actavis PLC (a)	6,600	1,358,610
Allergan, Inc.	12,900	1,600,890
Auxilium Pharmaceuticals, Inc. (a)	37,300	1,013,814
Bristol-Myers Squibb Co.	32,600	1,693,570
Hospira, Inc. (a)	9,100	393,575
Johnson & Johnson	6,000	589,380
Questcor Pharmaceuticals, Inc. (d)	25,600	1,662,208
Revance Therapeutics, Inc.	2,700	85,050
		9,538,177
TOTAL HEALTH CARE		106,600,250
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	18,800	1,743,888
The Boeing Co.	20,100	2,522,349
		4,266,237
Air Freight & Logistics - 0.8%
FedEx Corp.	9,200	1,219,552
United Parcel Service, Inc. Class B	31,700	3,086,946
		4,306,498
Airlines - 1.8%
Delta Air Lines, Inc.	25,800	893,970

	Shares	Value
Southwest Airlines Co.	81,000	$ 1,912,410
Spirit Airlines, Inc. (a)	53,200	3,160,080
United Continental Holdings, Inc. (a)	80,500	3,592,715
		9,559,175
Construction & Engineering - 0.2%
Quanta Services, Inc. (a)	29,541	1,090,063
Electrical Equipment - 0.4%
Acuity Brands, Inc.	10,300	1,365,471
Roper Industries, Inc.	5,400	720,954
		2,086,425
Industrial Conglomerates - 1.0%
3M Co.	10,000	1,356,600
Danaher Corp.	43,200	3,240,000
General Electric Co.	39,800	1,030,422
		5,627,022
Machinery - 0.5%
Caterpillar, Inc.	12,000	1,192,440
Cummins, Inc.	4,700	700,253
ITT Corp.	3,650	156,074
Xylem, Inc.	11,000	400,620
		2,449,387
Professional Services - 0.0%
Paylocity Holding Corp. (a)	600	14,430
Road & Rail - 2.0%
CSX Corp.	49,000	1,419,530
Hertz Global Holdings, Inc. (a)	98,700	2,629,368
J.B. Hunt Transport Services, Inc.	16,000	1,150,720
Kansas City Southern	2,000	204,120
Union Pacific Corp.	29,600	5,554,736
		10,958,474
TOTAL INDUSTRIALS		40,357,711
INFORMATION TECHNOLOGY - 33.8%
Communications Equipment - 1.8%
Infinera Corp. (a)	219,200	1,990,336
QUALCOMM, Inc.	86,995	6,860,426
Riverbed Technology, Inc. (a)	14,500	285,795
ViaSat, Inc. (a)	13,100	904,424
		10,040,981
Electronic Equipment & Components - 0.5%
IPG Photonics Corp. (a)(d)	14,300	1,016,444
Trimble Navigation Ltd. (a)	43,900	1,706,393
		2,722,837
Internet Software & Services - 10.3%
Akamai Technologies, Inc. (a)	28,400	1,653,164
Angie's List, Inc. (a)(d)	36,000	438,480
Cornerstone OnDemand, Inc. (a)	21,800	1,043,566
eBay, Inc. (a)	85,200	4,706,448
Facebook, Inc. Class A (a)	233,496	14,065,799
Google, Inc. Class A (a)	23,430	26,112,968
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
LinkedIn Corp. (a)	2,800	$ 517,832
Qihoo 360 Technology Co. Ltd. ADR (a)	16,600	1,653,028
Rackspace Hosting, Inc. (a)	22,700	745,014
Tencent Holdings Ltd.	22,800	1,585,844
Trulia, Inc. (a)(d)	14,500	481,400
Twitter, Inc. (d)	4,000	186,680
Web.com Group, Inc. (a)	66,100	2,249,383
		55,439,606
IT Services - 3.5%
Cognizant Technology Solutions Corp. Class A (a)	37,964	1,921,358
IBM Corp.	17,800	3,426,322
MasterCard, Inc. Class A	77,000	5,751,900
Visa, Inc. Class A	36,300	7,835,718
		18,935,298
Semiconductors & Semiconductor Equipment - 5.6%
Applied Materials, Inc.	33,100	675,902
Applied Micro Circuits Corp. (a)	224,300	2,220,570
Broadcom Corp. Class A	24,200	761,816
Cavium, Inc. (a)	12,100	529,133
Cree, Inc. (a)	118,800	6,719,328
Cypress Semiconductor Corp.	195,300	2,005,731
First Solar, Inc. (a)	17,600	1,228,304
Intel Corp.	15,400	397,474
Mellanox Technologies Ltd. (a)(d)	31,500	1,232,595
NVIDIA Corp.	371,900	6,660,729
Rambus, Inc. (a)	189,700	2,039,275
Silicon Laboratories, Inc. (a)	99,800	5,214,550
Xilinx, Inc.	8,900	483,003
		30,168,410
Software - 8.1%
Adobe Systems, Inc. (a)	11,400	749,436
Citrix Systems, Inc. (a)	5,900	338,837
Concur Technologies, Inc. (a)	10,300	1,020,421
Interactive Intelligence Group, Inc. (a)	14,800	1,073,000
Intuit, Inc.	7,400	575,202
Microsoft Corp.	149,200	6,115,708
NetSuite, Inc. (a)	19,600	1,858,668
Oracle Corp.	49,000	2,004,590
Qlik Technologies, Inc. (a)	36,700	975,853
Red Hat, Inc. (a)	78,800	4,174,824
salesforce.com, Inc. (a)	356,596	20,358,066
ServiceNow, Inc. (a)	21,300	1,276,296
SolarWinds, Inc. (a)	14,000	596,820
Solera Holdings, Inc.	2,500	158,350
Splunk, Inc. (a)	5,700	407,493
TiVo, Inc. (a)	34,800	460,404

	Shares	Value
VMware, Inc. Class A (a)(d)	4,600	$ 496,892
Workday, Inc. Class A (a)	10,300	941,729
		43,582,589
Technology Hardware, Storage & Peripherals - 4.0%
3D Systems Corp. (a)(d)	5,800	343,070
Apple, Inc.	36,442	19,559,879
Fusion-io, Inc. (a)(d)	85,200	896,304
Nimble Storage, Inc.	800	30,312
SanDisk Corp.	7,900	641,401
		21,470,966
TOTAL INFORMATION TECHNOLOGY		182,360,687
MATERIALS - 1.8%
Chemicals - 1.5%
E.I. du Pont de Nemours & Co.	15,700	1,053,470
Eastman Chemical Co.	4,700	405,187
Metabolix, Inc. (a)(d)	54,405	70,727
Monsanto Co.	49,500	5,631,615
The Mosaic Co.	13,800	690,000
		7,850,999
Metals & Mining - 0.3%
Nucor Corp.	12,000	606,480
U.S. Silica Holdings, Inc. (d)	32,300	1,232,891
		1,839,371
TOTAL MATERIALS		9,690,370
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	14,600	571,444
Verizon Communications, Inc.	26,600	1,265,362
		1,836,806
Wireless Telecommunication Services - 0.3%
Sprint Corp. (a)	36,726	337,512
T-Mobile U.S., Inc. (a)	29,500	974,385
		1,311,897
TOTAL TELECOMMUNICATION SERVICES		3,148,703
TOTAL COMMON STOCKS (Cost $301,481,150)		532,476,540
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
aTyr Pharma, Inc. 8.00% (e)	112,697	285,011
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.2%
Software - 0.2%
Cloudera, Inc. Series F (e)	6,366	$ 92,689
MongoDB, Inc. Series F, 8.00% (e)	82,814	1,230,616
		1,323,305
TOTAL CONVERTIBLE PREFERRED STOCKS		1,608,316
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Equilibrate Asia Therapeutics Series D (e)	119,410	1,949
Equilibrate Worldwide Therapeutics Series D (e)	119,410	4,797
Neuropathic Worldwide Therapeutics Series D (e)	119,410	899
Oculus Worldwide Therapeutics Series D (e)	119,410	1,499
Orchestrate U.S. Therapeutics, Inc. Series D (e)	119,410	2,098
Orchestrate Worldwide Therapeutics Series D (e)	119,410	3,747
		14,989
TOTAL PREFERRED STOCKS (Cost $1,777,681)		1,623,305
Money Market Funds - 10.1%

Fidelity Cash Central Fund, 0.10% (b)	1,847,337	1,847,337
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	52,906,475	52,906,475
TOTAL MONEY MARKET FUNDS (Cost $54,753,812)		54,753,812
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $358,012,643)		588,853,657
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(49,840,138)
NET ASSETS - 100%		$ 539,013,519
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,623,305 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
aTyr Pharma, Inc. 8.00%	4/8/13	$ 285,011
Cloudera, Inc. Series F	2/5/14	$ 92,689
Equilibrate Asia Therapeutics Series D	5/17/13	$ 1,949
Equilibrate Worldwide Therapeutics Series D	5/17/13	$ 4,797
MongoDB, Inc. Series F, 8.00%	10/2/13	$ 1,384,992
Neuropathic Worldwide Therapeutics Series D	5/17/13	$ 899
Oculus Worldwide Therapeutics Series D	5/17/13	$ 1,499
Orchestrate U.S. Therapeutics, Inc. Series D	5/17/13	$ 2,098
Orchestrate Worldwide Therapeutics Series D	5/17/13	$ 3,747
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,080
Fidelity Securities Lending Cash Central Fund	72,363
Total	$ 73,443
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 92,765,733	$ 92,765,733	$ -	$ -
Consumer Staples	53,161,163	53,161,163	-	-
Energy	22,683,525	22,683,525	-	-
Financials	21,708,398	21,708,398	-	-
Health Care	106,900,250	106,600,250	-	300,000
Industrials	40,357,711	40,357,711	-	-
Information Technology	183,683,992	182,360,687	-	1,323,305
Materials	9,690,370	9,690,370	-	-
Telecommunication Services	3,148,703	3,148,703	-	-
Money Market Funds	54,753,812	54,753,812	-	-
Total Investments in Securities:	$ 588,853,657	$ 587,230,352	$ -	$ 1,623,305
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $358,751,840. Net unrealized appreciation aggregated $230,101,817, of which $249,074,827 related to appreciated investment securities and $18,973,010 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Strategies Portfolio

March 31, 2014

1.799850.110

VIPAG-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 22.2%
Auto Components - 2.0%
Delphi Automotive PLC	7,352	$ 498,907
Tenneco, Inc. (a)	1,990	115,559
		614,466
Automobiles - 1.4%
Harley-Davidson, Inc.	6,330	421,641
Diversified Consumer Services - 1.0%
Service Corp. International	15,800	314,104
Hotels, Restaurants & Leisure - 4.8%
Bally Technologies, Inc. (a)	5,989	396,891
Brinker International, Inc.	3,400	178,330
Jack in the Box, Inc. (a)	4,500	265,230
Melco Crown Entertainment Ltd. sponsored ADR	900	34,785
Penn National Gaming, Inc. (a)	14,700	181,104
Wyndham Worldwide Corp.	5,780	423,269
		1,479,609
Household Durables - 1.8%
Jarden Corp. (a)	4,089	244,645
Tupperware Brands Corp.	3,880	324,989
		569,634
Internet & Catalog Retail - 1.4%
Liberty Interactive Corp. Series A (a)	8,280	239,044
TripAdvisor, Inc. (a)	2,000	181,180
		420,224
Media - 2.2%
DIRECTV (a)	3,000	229,260
Omnicom Group, Inc.	6,150	446,490
		675,750
Multiline Retail - 0.9%
Dollar Tree, Inc. (a)	5,586	291,477
Specialty Retail - 3.4%
Bed Bath & Beyond, Inc. (a)	4,670	321,296
O'Reilly Automotive, Inc. (a)	3,105	460,751
Ross Stores, Inc.	3,490	249,710
		1,031,757
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.	4,200	321,216
PVH Corp.	2,051	255,903
VF Corp.	6,820	422,022
		999,141
TOTAL CONSUMER DISCRETIONARY		6,817,803
CONSUMER STAPLES - 8.1%
Beverages - 0.9%
Brown-Forman Corp. Class B (non-vtg.)	922	82,694
Monster Beverage Corp. (a)	2,576	178,903
		261,597

	Shares	Value
Food & Staples Retailing - 2.8%
Kroger Co.	15,135	$ 660,643
Whole Foods Market, Inc.	4,100	207,911
		868,554
Food Products - 2.3%
Mead Johnson Nutrition Co. Class A	6,345	527,523
The Hershey Co.	1,610	168,084
		695,607
Personal Products - 0.5%
Herbalife Ltd.	2,896	165,854
Tobacco - 1.6%
Lorillard, Inc.	9,000	486,720
TOTAL CONSUMER STAPLES		2,478,332
ENERGY - 4.6%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	4,270	263,758
Dril-Quip, Inc. (a)	1,750	196,175
Oceaneering International, Inc.	3,515	252,588
Oil States International, Inc. (a)	1,825	179,945
		892,466
Oil, Gas & Consumable Fuels - 1.7%
Cabot Oil & Gas Corp.	12,304	416,860
World Fuel Services Corp.	2,247	99,093
		515,953
TOTAL ENERGY		1,408,419
FINANCIALS - 9.7%
Capital Markets - 3.5%
Affiliated Managers Group, Inc. (a)	2,310	462,116
Ameriprise Financial, Inc.	1,800	198,126
FXCM, Inc. Class A	15,031	222,008
Invesco Ltd.	5,060	187,220
		1,069,470
Consumer Finance - 0.6%
Springleaf Holdings, Inc.	7,200	181,080
Diversified Financial Services - 3.5%
IntercontinentalExchange Group, Inc.	2,770	547,989
McGraw Hill Financial, Inc.	7,120	543,256
		1,091,245
Insurance - 0.6%
Allied World Assurance Co. Holdings Ltd.	300	30,957
Axis Capital Holdings Ltd.	3,200	146,720
		177,677
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.5%
Altisource Portfolio Solutions SA	1,597	$ 194,291
CBRE Group, Inc. (a)	9,470	259,762
		454,053
TOTAL FINANCIALS		2,973,525
HEALTH CARE - 16.0%
Biotechnology - 0.9%
United Therapeutics Corp. (a)	3,012	283,218
Health Care Equipment & Supplies - 1.1%
The Cooper Companies, Inc.	2,450	336,532
Health Care Providers & Services - 5.6%
AmerisourceBergen Corp.	5,365	351,890
Cardinal Health, Inc.	2,993	209,450
Cigna Corp.	1,030	86,242
DaVita HealthCare Partners, Inc. (a)	2,746	189,063
HCA Holdings, Inc. (a)	3,432	180,180
Henry Schein, Inc. (a)	1,580	188,605
Laboratory Corp. of America Holdings (a)	1,172	115,102
MEDNAX, Inc. (a)	2,680	166,106
Universal Health Services, Inc. Class B	2,900	238,003
		1,724,641
Life Sciences Tools & Services - 2.3%
Agilent Technologies, Inc.	8,455	472,804
Illumina, Inc. (a)	550	81,763
Mettler-Toledo International, Inc. (a)	606	142,822
		697,389
Pharmaceuticals - 6.1%
Actavis PLC (a)	3,885	799,721
Endo International PLC (a)	2,320	159,268
Jazz Pharmaceuticals PLC (a)	2,550	353,634
Mylan, Inc. (a)	5,200	253,916
Salix Pharmaceuticals Ltd. (a)	3,050	316,011
		1,882,550
TOTAL HEALTH CARE		4,924,330
INDUSTRIALS - 16.2%
Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	3,100	269,049
Meggitt PLC	39,913	319,330
TransDigm Group, Inc.	2,210	409,292
		997,671
Airlines - 3.1%
American Airlines Group, Inc. (a)	5,500	201,300
Delta Air Lines, Inc.	12,401	429,695
United Continental Holdings, Inc. (a)	6,949	310,134
		941,129

	Shares	Value
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	6,800	$ 206,380
Stericycle, Inc. (a)	1,430	162,477
		368,857
Electrical Equipment - 4.3%
AMETEK, Inc.	7,430	382,571
Hubbell, Inc. Class B	1,760	210,971
Rockwell Automation, Inc.	2,669	332,424
Roper Industries, Inc.	3,060	408,541
		1,334,507
Machinery - 2.4%
IDEX Corp.	2,564	186,890
Ingersoll-Rand PLC	2,618	149,854
Pentair Ltd.	2,000	158,680
Wabtec Corp.	3,060	237,150
		732,574
Professional Services - 0.4%
Dun & Bradstreet Corp.	1,150	114,253
Trading Companies & Distributors - 1.6%
W.W. Grainger, Inc.	1,912	483,086
TOTAL INDUSTRIALS		4,972,077
INFORMATION TECHNOLOGY - 15.2%
Electronic Equipment & Components - 1.0%
Amphenol Corp. Class A	3,270	299,696
Internet Software & Services - 1.5%
Akamai Technologies, Inc. (a)	2,520	146,689
VeriSign, Inc. (a)	5,544	298,877
		445,566
IT Services - 5.8%
Alliance Data Systems Corp. (a)	1,000	272,450
Amdocs Ltd.	6,567	305,103
Fidelity National Information Services, Inc.	4,000	213,800
Fiserv, Inc. (a)	5,424	307,487
FleetCor Technologies, Inc. (a)	1,980	227,898
Genpact Ltd. (a)	10,080	175,594
Neustar, Inc. Class A (a)	900	29,259
Total System Services, Inc.	8,500	258,485
		1,790,076
Semiconductors & Semiconductor Equipment - 3.2%
Avago Technologies Ltd.	6,300	405,783
Cree, Inc. (a)	3,700	209,272
NXP Semiconductors NV (a)	1,750	102,918
Xilinx, Inc.	4,650	252,356
		970,329
Software - 3.7%
Adobe Systems, Inc. (a)	2,730	179,470
Check Point Software Technologies Ltd. (a)	3,000	202,890
Concur Technologies, Inc. (a)	1,050	104,024
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Intuit, Inc.	4,600	$ 357,558
Solera Holdings, Inc.	1,600	101,344
Symantec Corp.	7,330	146,380
Workday, Inc. Class A (a)	600	54,858
		1,146,524
Technology Hardware, Storage & Peripherals - 1.0%
SanDisk Corp.	3,800	308,522
TOTAL INFORMATION TECHNOLOGY		4,960,713
MATERIALS - 6.1%
Chemicals - 4.1%
Airgas, Inc.	830	88,403
Celanese Corp. Class A	5,050	280,326
Eastman Chemical Co.	4,255	366,824
FMC Corp.	4,106	314,355
W.R. Grace & Co. (a)	2,220	220,157
		1,270,065
Containers & Packaging - 1.8%
Ball Corp.	2,180	119,486
Packaging Corp. of America	3,200	225,184
Rock-Tenn Co. Class A	1,950	205,862
		550,532

	Shares	Value
Metals & Mining - 0.2%
SunCoke Energy, Inc. (a)	2,100	$ 47,964
TOTAL MATERIALS		1,868,561
TOTAL COMMON STOCKS (Cost $24,339,008)		30,403,760
Money Market Funds - 0.8%

Fidelity Cash Central Fund, 0.10% (b) (Cost $237,201)	237,201	237,201
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $24,576,209)		30,640,961
NET OTHER ASSETS (LIABILITIES) - 0.1%		33,527
NET ASSETS - 100%		$ 30,674,488
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $24,583,631. Net unrealized appreciation aggregated $6,057,330, of which $6,377,703 related to appreciated investment securities and $320,373 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

March 31, 2014

1.799869.110

VIPMID-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 3.5%
BorgWarner, Inc.	300,700	$ 18,484,029
Delphi Automotive PLC	482,361	32,733,017
Gentex Corp.	1,369,096	43,167,597
Johnson Controls, Inc.	1,910,946	90,425,965
New Focus Auto Tech Holdings Ltd. (a)	3,095,675	259,420
Tenneco, Inc. (a)	752,876	43,719,509
The Goodyear Tire & Rubber Co.	1,283,458	33,536,758
TRW Automotive Holdings Corp. (a)	284,271	23,202,199
Visteon Corp. (a)	339,522	30,027,326
		315,555,820
Automobiles - 0.2%
Harley-Davidson, Inc.	258,674	17,230,275
Diversified Consumer Services - 0.9%
American Public Education, Inc. (a)	834,883	29,287,696
Grand Canyon Education, Inc. (a)	1,010,180	47,175,406
H&R Block, Inc.	236,349	7,135,376
		83,598,478
Hotels, Restaurants & Leisure - 2.3%
Bloomin' Brands, Inc. (a)	1,089,966	26,268,181
Brinker International, Inc.	1,488,601	78,077,122
Carnival Corp. unit	580,100	21,962,586
Fiesta Restaurant Group, Inc. (a)	57,464	2,619,784
Jubilant Foodworks Ltd. (a)	75,070	1,330,971
Las Vegas Sands Corp.	138,500	11,188,030
Papa John's International, Inc.	485,134	25,280,333
Royal Caribbean Cruises Ltd.	693,225	37,822,356
Ruth's Hospitality Group, Inc.	477,632	5,774,571
Wyndham Worldwide Corp.	38,100	2,790,063
		213,113,997
Household Durables - 2.1%
Harman International Industries, Inc.	669,205	71,203,412
Iida Group Holdings Co. Ltd. (a)	828,292	11,467,609
Jarden Corp. (a)	767,949	45,946,389
NVR, Inc. (a)	31,067	35,633,849
PulteGroup, Inc.	1,596,400	30,634,916
		194,886,175
Internet & Catalog Retail - 0.1%
TripAdvisor, Inc. (a)	88,200	7,990,038
Leisure Products - 1.1%
Brunswick Corp.	1,051,200	47,608,848
Polaris Industries, Inc.	408,419	57,060,218
		104,669,066
Media - 1.9%
AMC Networks, Inc. Class A (a)	805,988	58,909,663
CBS Corp. Class B	844,125	52,166,925
Interpublic Group of Companies, Inc.	1,419,183	24,324,797
John Wiley & Sons, Inc. Class A	481,435	27,749,913
Naspers Ltd. Class N	71,900	7,931,264
		171,082,562

	Shares	Value
Specialty Retail - 2.4%
Dick's Sporting Goods, Inc.	120,132	$ 6,560,409
Foot Locker, Inc.	1,841,287	86,503,663
Guess?, Inc.	163,203	4,504,403
Lithia Motors, Inc. Class A (sub. vtg.)	97,500	6,479,850
Murphy U.S.A., Inc.	248,500	10,086,615
PetSmart, Inc. (d)	852,522	58,730,241
Signet Jewelers Ltd.	81,443	8,621,556
Urban Outfitters, Inc. (a)	637,400	23,245,978
Williams-Sonoma, Inc.	256,300	17,079,832
		221,812,547
Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp. (a)	100,881	8,043,242
G-III Apparel Group Ltd. (a)(e)	1,078,433	77,194,234
Page Industries Ltd.	24,388	2,637,126
Ralph Lauren Corp.	68,200	10,975,426
VF Corp.	259,276	16,043,999
		114,894,027
TOTAL CONSUMER DISCRETIONARY		1,444,832,985
CONSUMER STAPLES - 3.5%
Beverages - 0.6%
Dr. Pepper Snapple Group, Inc.	1,117,706	60,870,269
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	949,847	71,105,546
Kroger Co.	1,070,000	46,705,500
		117,811,046
Food Products - 1.6%
Archer Daniels Midland Co.	1,209,554	52,482,548
Britannia Industries Ltd.	110,957	1,559,296
Bunge Ltd.	532,488	42,338,121
Hillshire Brands Co.	204,900	7,634,574
Ingredion, Inc.	97,005	6,604,100
Keurig Green Mountain, Inc.	259,599	27,411,058
SunOpta, Inc. (a)	522,900	6,175,451
		144,205,148
TOTAL CONSUMER STAPLES		322,886,463
ENERGY - 6.2%
Energy Equipment & Services - 1.6%
Ensco PLC Class A	901,607	47,586,817
McDermott International, Inc. (a)(d)	1,544,344	12,076,770
National Oilwell Varco, Inc.	707,182	55,068,262
Noble Corp.	955,918	31,296,755
		146,028,604
Oil, Gas & Consumable Fuels - 4.6%
Apache Corp.	111,896	9,281,773
Bonanza Creek Energy, Inc. (a)	233,300	10,358,520
Canadian Natural Resources Ltd.	793,652	30,417,942
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Carrizo Oil & Gas, Inc. (a)	129,900	$ 6,944,454
Cimarex Energy Co.	193,552	23,053,979
Continental Resources, Inc. (a)(d)	553,029	68,724,914
Devon Energy Corp.	323,383	21,644,024
Diamondback Energy, Inc. (a)	174,721	11,760,471
Emerald Oil, Inc. warrants 2/4/16 (a)	129,809	1
Energen Corp.	590,903	47,750,871
Energy XXI (Bermuda) Ltd.	1,264,312	29,799,834
Marathon Oil Corp.	439,744	15,619,707
Peabody Energy Corp.	1,158,847	18,935,560
Phillips 66 Co.	579,185	44,631,996
Suncor Energy, Inc.	602,800	21,053,015
Valero Energy Corp.	304,300	16,158,330
Whiting Petroleum Corp. (a)	565,219	39,220,546
		415,355,937
TOTAL ENERGY		561,384,541
FINANCIALS - 11.5%
Banks - 3.0%
Boston Private Financial Holdings, Inc.	1,298,976	17,575,145
City National Corp.	213,020	16,768,934
Comerica, Inc.	234,229	12,133,062
East West Bancorp, Inc.	539,745	19,700,693
Huntington Bancshares, Inc.	6,581,516	65,617,715
Lakeland Financial Corp.	675,831	27,181,923
PrivateBancorp, Inc.	797,172	24,321,718
Prosperity Bancshares, Inc.	290,514	19,217,501
SunTrust Banks, Inc.	1,779,465	70,804,912
		273,321,603
Capital Markets - 2.5%
Ameriprise Financial, Inc.	636,113	70,016,958
E*TRADE Financial Corp. (a)	256,600	5,906,932
Lazard Ltd. Class A	511,445	24,083,945
Raymond James Financial, Inc.	485,795	27,170,514
The Blackstone Group LP	2,269,397	75,457,450
Waddell & Reed Financial, Inc. Class A	351,736	25,894,804
		228,530,603
Consumer Finance - 0.6%
American Express Co.	416,589	37,505,508
Discover Financial Services	126,022	7,333,220
Hitachi Capital Corp.	88,700	1,897,492
Santander Consumer U.S.A. Holdings, Inc.	241,300	5,810,504
		52,546,724
Diversified Financial Services - 1.3%
CRISIL Ltd.	84,555	1,732,874
Interactive Brokers Group, Inc.	14,989	324,812
McGraw Hill Financial, Inc.	885,730	67,581,199

	Shares	Value
MSCI, Inc. Class A (a)	454,664	$ 19,559,645
The NASDAQ OMX Group, Inc.	864,860	31,947,928
		121,146,458
Insurance - 1.9%
Arthur J. Gallagher & Co.	111,914	5,324,868
Brown & Brown, Inc.	365,800	11,252,008
Hanover Insurance Group, Inc.	17,000	1,044,480
Marsh & McLennan Companies, Inc.	1,149,384	56,664,631
Primerica, Inc.	308,020	14,510,822
Protective Life Corp.	878,017	46,174,914
Reinsurance Group of America, Inc.	378,758	30,160,500
The Chubb Corp.	73,900	6,599,270
		171,731,493
Real Estate Investment Trusts - 0.6%
Altisource Residential Corp. Class B	785,209	24,781,196
Digital Realty Trust, Inc.	186,700	9,910,036
Liberty Property Trust (SBI)	246,900	9,125,424
Mid-America Apartment Communities, Inc.	133,300	9,100,391
		52,917,047
Real Estate Management & Development - 1.5%
Altisource Asset Management Corp. (a)(d)	21,315	22,906,165
CBRE Group, Inc. (a)	2,090,423	57,340,303
Jones Lang LaSalle, Inc.	504,560	59,790,360
		140,036,828
Thrifts & Mortgage Finance - 0.1%
Ladder Capital Corp. Class A	608,300	11,484,704
TOTAL FINANCIALS		1,051,715,460
HEALTH CARE - 13.6%
Biotechnology - 1.3%
Amgen, Inc.	411,638	50,771,431
Fate Therapeutics, Inc.	100	974
uniQure B.V.	1,000	15,550
United Therapeutics Corp. (a)	712,009	66,950,206
		117,738,161
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	6,905,803	93,366,457
C.R. Bard, Inc.	365,298	54,056,798
Greatbatch, Inc. (a)	107,280	4,926,298
Stryker Corp.	384,667	31,338,820
Trinity Biotech PLC sponsored ADR	695,992	16,863,886
		200,552,259
Health Care Providers & Services - 4.3%
Aetna, Inc.	93,067	6,977,233
Cardinal Health, Inc.	538,747	37,701,515
Catamaran Corp. (a)	182,700	8,173,986
Centene Corp. (a)	321,005	19,982,561
Community Health Systems, Inc. (a)	291,000	11,398,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Corvel Corp. (a)	36,516	$ 1,817,036
DaVita HealthCare Partners, Inc. (a)	157,700	10,857,645
Express Scripts Holding Co. (a)	171,500	12,877,935
HCA Holdings, Inc. (a)	1,555,735	81,676,088
Laboratory Corp. of America Holdings (a)	20,986	2,061,035
McKesson Corp.	357,350	63,097,290
MEDNAX, Inc. (a)	627,852	38,914,267
Omnicare, Inc.	646,874	38,598,972
VCA Antech, Inc. (a)	1,771,018	57,079,910
		391,213,943
Health Care Technology - 0.1%
MedAssets, Inc. (a)	557,500	13,775,825
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	261,900	14,645,448
Thermo Fisher Scientific, Inc.	559,313	67,251,795
		81,897,243
Pharmaceuticals - 4.8%
AbbVie, Inc.	989,049	50,837,119
Actavis PLC (a)	302,545	62,278,888
Jazz Pharmaceuticals PLC (a)	594,402	82,431,669
Mallinckrodt PLC (a)	270,850	17,174,599
Mylan, Inc. (a)	1,150,140	56,161,336
Salix Pharmaceuticals Ltd. (a)	590,070	61,137,153
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,147,456	60,631,575
Valeant Pharmaceuticals International (Canada) (a)	348,199	45,809,193
		436,461,532
TOTAL HEALTH CARE		1,241,638,963
INDUSTRIALS - 19.0%
Aerospace & Defense - 3.2%
BE Aerospace, Inc. (a)	611,218	53,047,610
Curtiss-Wright Corp.	639,410	40,628,111
Esterline Technologies Corp. (a)	474,756	50,580,504
Exelis, Inc.	336,300	6,393,063
Hexcel Corp. (a)	547,347	23,831,488
Huntington Ingalls Industries, Inc.	108,000	11,044,080
Moog, Inc. Class A (a)	324,204	21,238,604
Textron, Inc.	2,219,181	87,191,621
		293,955,081
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc. (a)	142,480	5,025,270
FedEx Corp.	306,611	40,644,354
		45,669,624
Airlines - 1.9%
Delta Air Lines, Inc.	1,351,471	46,828,470

	Shares	Value
Southwest Airlines Co.	1,689,417	$ 39,887,135
Spirit Airlines, Inc. (a)	1,469,083	87,263,530
		173,979,135
Building Products - 0.2%
Lennox International, Inc.	165,911	15,082,969
Commercial Services & Supplies - 1.3%
G&K Services, Inc. Class A	312,993	19,145,782
KAR Auction Services, Inc.	1,477,231	44,833,961
Performant Financial Corp. (a)	321,547	2,910,000
Republic Services, Inc.	879,413	30,040,748
Tetra Tech, Inc. (a)	331,669	9,814,086
UniFirst Corp.	95,508	10,500,150
		117,244,727
Construction & Engineering - 1.8%
EMCOR Group, Inc.	740,928	34,668,021
Fluor Corp.	410,554	31,912,362
Granite Construction, Inc.	523,336	20,896,806
Jacobs Engineering Group, Inc. (a)	132,142	8,391,017
Primoris Services Corp.	631,099	18,920,348
Quanta Services, Inc. (a)	1,281,821	47,299,195
		162,087,749
Electrical Equipment - 1.5%
AMETEK, Inc.	59,863	3,082,346
EnerSys	482,959	33,464,229
Generac Holdings, Inc.	915,431	53,982,966
Regal-Beloit Corp.	220,432	16,027,611
Roper Industries, Inc.	244,236	32,607,948
		139,165,100
Industrial Conglomerates - 0.0%
Max India Ltd.	192,857	668,565
Machinery - 5.1%
Caterpillar, Inc.	586,165	58,247,216
Cummins, Inc.	140,875	20,988,966
IDEX Corp.	112,700	8,214,703
Illinois Tool Works, Inc.	192,667	15,669,607
Ingersoll-Rand PLC	748,345	42,835,268
ITT Corp.	902,035	38,571,017
Manitowoc Co., Inc.	1,757,551	55,274,979
Mueller Industries, Inc.	351,604	10,544,604
Mueller Water Products, Inc. Class A	1,219,256	11,582,932
Pentair Ltd.	610,101	48,405,413
Rexnord Corp. (a)	731,504	21,198,986
Snap-On, Inc.	98,500	11,177,780
SPX Corp.	297,369	29,234,346
Terex Corp.	455,171	20,164,075
Valmont Industries, Inc.	104,281	15,521,184
WABCO Holdings, Inc. (a)	191,400	20,204,184
Wabtec Corp.	350,160	27,137,400
Woodward, Inc.	332,873	13,824,216
		468,796,876
Professional Services - 1.9%
Corporate Executive Board Co.	83,118	6,169,849
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Dun & Bradstreet Corp.	387,105	$ 38,458,882
Huron Consulting Group, Inc. (a)	420,901	26,676,705
Kelly Services, Inc. Class A (non-vtg.)	402,077	9,541,287
Manpower, Inc.	410,273	32,341,821
Resources Connection, Inc.	266,726	3,758,169
Towers Watson & Co.	337,765	38,522,098
TrueBlue, Inc. (a)	428,086	12,525,796
		167,994,607
Road & Rail - 0.8%
Ryder System, Inc.	756,993	60,498,881
Swift Transporation Co. (a)(d)	635,500	15,728,625
		76,227,506
Trading Companies & Distributors - 0.8%
AerCap Holdings NV (a)	297,020	12,531,274
Air Lease Corp. Class A	628,807	23,448,213
GATX Corp.	306,047	20,774,470
United Rentals, Inc. (a)	113,395	10,765,721
W.W. Grainger, Inc.	11,000	2,779,260
		70,298,938
TOTAL INDUSTRIALS		1,731,170,877
INFORMATION TECHNOLOGY - 24.4%
Communications Equipment - 2.2%
Brocade Communications Systems, Inc. (a)	5,705,003	60,530,082
F5 Networks, Inc. (a)	633,554	67,555,863
Finisar Corp. (a)	572,300	15,171,673
Juniper Networks, Inc. (a)	1,980,262	51,011,549
Riverbed Technology, Inc. (a)	505,700	9,967,347
		204,236,514
Electronic Equipment & Components - 3.2%
Arrow Electronics, Inc. (a)	1,417,280	84,129,741
Avnet, Inc.	610,230	28,394,002
CDW Corp.	1,726,282	47,369,178
Flextronics International Ltd. (a)	1,050,119	9,703,100
Jabil Circuit, Inc.	372,389	6,703,002
Methode Electronics, Inc. Class A	204,800	6,279,168
TE Connectivity Ltd.	1,722,686	103,722,922
Tech Data Corp. (a)	74,894	4,565,538
		290,866,651
Internet Software & Services - 1.7%
Conversant, Inc. (a)(d)	364,814	10,269,514
eBay, Inc. (a)	958,704	52,958,809
Google, Inc. Class A (a)	50,770	56,583,673
Tencent Holdings Ltd.	136,200	9,473,332

	Shares	Value
Web.com Group, Inc. (a)	346,759	$ 11,800,209
Yahoo!, Inc. (a)	429,185	15,407,742
		156,493,279
IT Services - 8.1%
Alliance Data Systems Corp. (a)(d)	371,190	101,130,716
Broadridge Financial Solutions, Inc.	585,203	21,734,439
Cognizant Technology Solutions Corp. Class A (a)	301,122	15,239,784
Computer Sciences Corp.	655,555	39,870,855
Euronet Worldwide, Inc. (a)	121,380	5,048,194
Fidelity National Information Services, Inc.	1,819,077	97,229,666
Fiserv, Inc. (a)	1,413,314	80,120,771
FleetCor Technologies, Inc. (a)	464,640	53,480,064
Genpact Ltd. (a)	812,788	14,158,767
Global Payments, Inc.	1,128,188	80,225,449
Sapient Corp. (a)	3,724,818	63,545,395
Total System Services, Inc.	2,392,510	72,756,229
Vantiv, Inc. (a)	698,121	21,097,217
Visa, Inc. Class A	100,228	21,635,216
Xerox Corp.	4,101,149	46,342,984
		733,615,746
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Energy Industries, Inc. (a)	1,038,741	25,449,155
Applied Materials, Inc.	821,550	16,776,051
Atmel Corp. (a)	319,800	2,673,528
Avago Technologies Ltd.	359,874	23,179,484
Broadcom Corp. Class A	1,318,300	41,500,084
Fairchild Semiconductor International, Inc. (a)	1,420,900	19,594,211
Freescale Semiconductor, Inc. (a)	2,343,218	57,197,951
Intersil Corp. Class A	779,200	10,067,264
Marvell Technology Group Ltd.	1,231,200	19,391,400
Microchip Technology, Inc. (d)	723,247	34,542,277
NVIDIA Corp.	2,226,433	39,875,415
NXP Semiconductors NV (a)	1,499,023	88,157,543
PDF Solutions, Inc. (a)	460,710	8,371,101
PMC-Sierra, Inc. (a)	3,907,050	29,732,651
Skyworks Solutions, Inc. (a)	883,701	33,156,462
		449,664,577
Software - 3.5%
Activision Blizzard, Inc.	1,295,500	26,480,020
Comverse, Inc. (a)	96,372	3,332,544
Electronic Arts, Inc. (a)	2,018,090	58,544,791
Intuit, Inc.	592,697	46,070,338
MICROS Systems, Inc. (a)	667,850	35,349,301
Nuance Communications, Inc. (a)	412,127	7,076,221
Parametric Technology Corp. (a)	1,113,741	39,459,844
Rovi Corp. (a)	1,054,900	24,030,622
SS&C Technologies Holdings, Inc. (a)	216,781	8,675,576
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Synopsys, Inc. (a)	764,249	$ 29,354,804
Verint Systems, Inc. (a)	921,812	43,260,637
		321,634,698
Technology Hardware, Storage & Peripherals - 0.8%
EMC Corp.	1,926,339	52,800,952
Super Micro Computer, Inc. (a)	938,728	16,305,705
		69,106,657
TOTAL INFORMATION TECHNOLOGY		2,225,618,122
MATERIALS - 4.9%
Chemicals - 3.0%
Albemarle Corp.	294,756	19,577,694
Cabot Corp.	312,900	18,479,874
CF Industries Holdings, Inc.	40,800	10,634,112
Cytec Industries, Inc.	665,343	64,944,130
Ferro Corp. (a)	1,685,159	23,019,272
LyondellBasell Industries NV Class A	428,430	38,104,564
Methanex Corp.	500,500	32,026,567
PolyOne Corp.	1,144,660	41,963,236
W.R. Grace & Co. (a)	220,554	21,872,340
		270,621,789
Containers & Packaging - 0.5%
Packaging Corp. of America	688,282	48,434,404
Metals & Mining - 0.6%
New Gold, Inc. (a)	2,290,020	11,330,990
Newmont Mining Corp.	521,402	12,221,663
Osisko Mining Corp. (a)	2,313,600	14,398,524
Worthington Industries, Inc.	385,113	14,730,572
		52,681,749
Paper & Forest Products - 0.8%
Boise Cascade Co. (a)(e)	2,307,913	66,098,628
P.H. Glatfelter Co.	211,450	5,755,669
		71,854,297
TOTAL MATERIALS		443,592,239
TELECOMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Verizon Communications, Inc.	1,079,908	51,371,224
Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	50,194	1,315,585
TOTAL TELECOMMUNICATION SERVICES		52,686,809

	Shares	Value
UTILITIES - 0.1%
Electric Utilities - 0.1%
ITC Holdings Corp.	300,100	$ 11,208,735
TOTAL COMMON STOCKS (Cost $7,481,882,263)		9,086,735,194
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Consumer Finance - 0.1%
Ally Financial, Inc. 7.00% (f)	6,877	6,792,327
Diversified Financial Services - 0.1%
GMAC Capital Trust I Series 2, 8.125%	402,766	10,995,512
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,367,886)		17,787,839
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 0.10% (b)	7,854,377	7,854,377
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	144,353,192	144,353,192
TOTAL MONEY MARKET FUNDS (Cost $152,207,569)		152,207,569
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $7,647,457,718)		9,256,730,602
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(134,661,580)
NET ASSETS - 100%		$ 9,122,069,022
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,792,327 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,070
Fidelity Securities Lending Cash Central Fund	72,240
Total	$ 85,310
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Boise Cascade Co.	$ 66,304,854	$ 1,748,167	$ -	$ -	$ 66,098,628
G-III Apparel Group Ltd.	84,321,456	7,840,720	12,487,454	-	77,194,234
Ruth's Hospitality Group, Inc.	27,135,501	-	17,718,678	54,272	-
Total	$ 177,761,811	$ 9,588,887	$ 30,206,132	$ 54,272	$ 143,292,862
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,444,832,985	$ 1,443,502,014	$ 1,330,971	$ -
Consumer Staples	322,886,463	322,886,463	-	-
Energy	561,384,541	561,384,540	1	-
Financials	1,069,503,299	1,062,710,972	6,792,327	-
Health Care	1,241,638,963	1,241,638,963	-	-
Industrials	1,731,170,877	1,731,170,877	-	-
Information Technology	2,225,618,122	2,225,618,122	-	-
Materials	443,592,239	443,592,239	-	-
Telecommunication Services	52,686,809	52,686,809	-	-
Utilities	11,208,735	11,208,735	-	-
Money Market Funds	152,207,569	152,207,569	-	-
Total Investments in Securities:	$ 9,256,730,602	$ 9,248,607,303	$ 8,123,299	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $7,663,443,148. Net unrealized appreciation aggregated $1,593,287,454, of which $1,696,331,871 related to appreciated investment securities and $103,044,417 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

March 31, 2014

1.799889.110

VIPVS-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
CONSUMER DISCRETIONARY - 19.8%
Auto Components - 4.3%
Delphi Automotive PLC	216,931	$ 14,720,938
Tenneco, Inc. (a)	51,076	2,965,983
TRW Automotive Holdings Corp. (a)	27,800	2,269,036
		19,955,957
Automobiles - 3.5%
Bayerische Motoren Werke AG (BMW)	11,032	1,392,462
General Motors Co.	390,064	13,426,003
Volkswagen AG	5,739	1,454,765
		16,273,230
Diversified Consumer Services - 1.0%
Service Corp. International	226,500	4,502,820
Hotels, Restaurants & Leisure - 1.8%
Cedar Fair LP (depositary unit)	70,580	3,594,639
Wyndham Worldwide Corp.	62,033	4,542,677
		8,137,316
Household Durables - 3.6%
Lennar Corp. Class A (d)	131,814	5,222,471
PulteGroup, Inc.	231,111	4,435,020
Ryland Group, Inc.	46,100	1,840,773
Standard Pacific Corp. (a)	579,350	4,814,399
		16,312,663
Leisure Products - 1.0%
Hasbro, Inc.	82,803	4,605,503
Media - 1.1%
Omnicom Group, Inc.	37,288	2,707,109
Regal Entertainment Group Class A (d)	112,700	2,105,236
		4,812,345
Specialty Retail - 3.5%
Asbury Automotive Group, Inc. (a)	106,659	5,899,309
GameStop Corp. Class A (d)	251,187	10,323,786
		16,223,095
TOTAL CONSUMER DISCRETIONARY		90,822,929
CONSUMER STAPLES - 5.8%
Beverages - 1.9%
Cott Corp.	1,061,161	9,003,790
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	73,600	5,509,696
Food Products - 1.9%
Bunge Ltd.	30,986	2,463,697
Calavo Growers, Inc.	70,572	2,510,952
SunOpta, Inc. (a)	305,715	3,610,496
		8,585,145

	Shares	Value
Household Products - 0.8%
Procter & Gamble Co.	44,100	$ 3,554,460
TOTAL CONSUMER STAPLES		26,653,091
ENERGY - 4.5%
Energy Equipment & Services - 0.7%
Halliburton Co.	57,000	3,356,730
Oil, Gas & Consumable Fuels - 3.8%
Denbury Resources, Inc.	470,820	7,721,448
HollyFrontier Corp.	47,500	2,260,050
The Williams Companies, Inc.	47,000	1,907,260
Valero Energy Corp.	101,600	5,394,960
		17,283,718
TOTAL ENERGY		20,640,448
FINANCIALS - 13.1%
Banks - 9.5%
Bank of America Corp.	1,041,487	17,913,576
CIT Group, Inc.	48,851	2,394,676
Citigroup, Inc.	69,477	3,307,105
Regions Financial Corp.	241,537	2,683,476
U.S. Bancorp	267,716	11,474,308
Wells Fargo & Co.	117,130	5,826,046
		43,599,187
Insurance - 3.6%
AFLAC, Inc.	170,714	10,761,811
American International Group, Inc.	62,602	3,130,726
Unum Group	73,040	2,579,042
		16,471,579
TOTAL FINANCIALS		60,070,766
HEALTH CARE - 15.6%
Health Care Equipment & Supplies - 5.4%
Alere, Inc. (a)	52,217	1,793,654
Boston Scientific Corp. (a)	554,200	7,492,784
C.R. Bard, Inc.	23,400	3,462,732
St. Jude Medical, Inc.	143,800	9,403,082
Zimmer Holdings, Inc.	27,200	2,572,576
		24,724,828
Health Care Providers & Services - 2.3%
DaVita HealthCare Partners, Inc. (a)	49,204	3,387,695
Universal Health Services, Inc. Class B	86,586	7,106,113
		10,493,808
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc.	56,100	3,137,112
PerkinElmer, Inc.	64,400	2,901,864
		6,038,976
Pharmaceuticals - 6.6%
Johnson & Johnson	58,300	5,726,809
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	121,300	$ 6,886,201
Sanofi SA sponsored ADR	337,856	17,663,112
		30,276,122
TOTAL HEALTH CARE		71,533,734
INDUSTRIALS - 7.6%
Aerospace & Defense - 5.8%
Alliant Techsystems, Inc.	86,550	12,303,083
Esterline Technologies Corp. (a)	55,878	5,953,242
Honeywell International, Inc.	43,300	4,016,508
Textron, Inc.	68,133	2,676,946
United Technologies Corp.	14,700	1,717,548
		26,667,327
Building Products - 0.8%
Allegion PLC	21,533	1,123,377
Armstrong World Industries, Inc. (a)	44,470	2,368,028
		3,491,405
Machinery - 1.0%
Blount International, Inc. (a)	93,096	1,107,842
Ingersoll-Rand PLC	64,600	3,697,704
		4,805,546
TOTAL INDUSTRIALS		34,964,278
INFORMATION TECHNOLOGY - 11.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.	63,500	1,423,035
IT Services - 0.6%
Fidelity National Information Services, Inc.	51,440	2,749,468
Semiconductors & Semiconductor Equipment - 3.9%
MagnaChip Semiconductor Corp. (a)	303,800	4,234,972
Micron Technology, Inc. (a)	282,842	6,692,042
ON Semiconductor Corp. (a)	369,691	3,475,095
Spansion, Inc. Class A (a)	190,457	3,317,761
		17,719,870
Software - 4.0%
Microsoft Corp.	133,276	5,462,983
Symantec Corp.	657,029	13,120,869
		18,583,852
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	25,120	13,482,909
TOTAL INFORMATION TECHNOLOGY		53,959,134
MATERIALS - 9.9%
Chemicals - 9.5%
Ashland, Inc.	25,800	2,566,584

	Shares	Value
Axiall Corp.	25,339	$ 1,138,228
LyondellBasell Industries NV Class A	340,208	30,258,098
PPG Industries, Inc.	36,197	7,002,672
W.R. Grace & Co. (a)	25,972	2,575,643
		43,541,225
Metals & Mining - 0.4%
Carpenter Technology Corp.	26,404	1,743,720
TOTAL MATERIALS		45,284,945
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.5%
Level 3 Communications, Inc. (a)	173,265	6,781,592
UTILITIES - 4.4%
Electric Utilities - 0.4%
NextEra Energy, Inc.	21,000	2,008,020
Independent Power Producers & Energy Traders - 2.8%
Calpine Corp. (a)	255,437	5,341,188
The AES Corp.	523,892	7,481,178
		12,822,366
Multi-Utilities - 1.2%
Sempra Energy	55,761	5,395,434
TOTAL UTILITIES		20,225,820
TOTAL COMMON STOCKS (Cost $271,805,568)		430,936,737
Nonconvertible Bonds - 0.4%
	Principal Amount
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. 6.25% 6/1/21	$ 2,330,000	1,753,325
TOTAL NONCONVERTIBLE BONDS (Cost $1,955,247)		1,753,325
Money Market Funds - 8.4%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (b)	26,939,128	$ 26,939,128
Fidelity Securities Lending Cash Central Fund, 0.09% (b)(c)	11,662,325	11,662,325
TOTAL MONEY MARKET FUNDS (Cost $38,601,453)		38,601,453
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $312,362,268)		471,291,515
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(12,227,537)
NET ASSETS - 100%		$ 459,063,978
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,573
Fidelity Securities Lending Cash Central Fund	6,474
Total	$ 13,047
Other Information

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 90,822,929	$ 90,822,929	$ -	$ -
Consumer Staples	26,653,091	26,653,091	-	-
Energy	20,640,448	20,640,448	-	-
Financials	60,070,766	60,070,766	-	-
Health Care	71,533,734	71,533,734	-	-
Industrials	34,964,278	34,964,278	-	-
Information Technology	53,959,134	53,959,134	-	-
Materials	45,284,945	45,284,945	-	-
Telecommunication Services	6,781,592	6,781,592	-	-
Utilities	20,225,820	20,225,820	-	-
Corporate Bonds	1,753,325	-	1,753,325	-
Money Market Funds	38,601,453	38,601,453	-	-
Total Investments in Securities:	$ 471,291,515	$ 469,538,190	$ 1,753,325	$ -
Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $312,509,742. Net unrealized appreciation aggregated $158,781,773, of which $164,515,789 related to appreciated investment securities and $5,734,016 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014